AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON February 2, 2001.
                                                            FILE NO. 33-53690
                                                            FILE NO. 811-7310

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-1A

                      REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/
                          PRE-EFFECTIVE AMENDMENT / /
                      POST-EFFECTIVE AMENDMENT NO. 31 /X/
                                       AND
                       REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 /X/

                              AMENDMENT NO. 29 /X/

                                    ARK FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                            ONE FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                          REGISTRANT'S TELEPHONE NUMBER
                                 1-610-676-1000

                                  THOMAS R. RUS
                                   SECRETARY
                                    ARK FUNDS
                            ONE FREEDOM VALLEY DRIVE
                                 OAKS, PA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                              ALAN C. PORTER, ESQ.
                           KIRKPATRICK & LOCKHART LLP
                          1800 MASSACHUSETTS AVENUE, N.W.
                            WASHINGTON, D.C. 20036-1800

          IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

           / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
             /X/ ON FEBRUARY 5, 2001 PURSUANT TO PARAGRAPH (b)
          / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) (1)
          / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) (2) / / ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485

                IF APPROPRIATE, CHECK THE FOLLOWING BOX:

      / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR
                  A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                                    ARK FUNDS

                  PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
                           SMALL-CAP EQUITY PORTFOLIO

                                     RETAIL

                               CLASS A AND CLASS B

                                   PROSPECTUS
                                FEBRUARY __, 2001


                               INVESTMENT ADVISOR:
                        ALLIED INVESTMENT ADVISORS, INC.


                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                   APPROVED OR DISAPPROVED THESE SECURITIES OR
                  PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Portfolios). The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Retail Class A and Class B Shares of the Portfolios that you should know before investing. Please read this prospectus and keep it for future reference.

Class A and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE PORTFOLIOS. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

                                                                   PAGE
     ARK PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO.................4
     ARK SMALL-CAP EQUITY PORTFOLIO...................................7
     ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK.....................12
     EACH PORTFOLIO'S OTHER INVESTMENTS..............................14
     INVESTMENT ADVISOR..............................................14
     PURCHASING, SELLING, EXCHANGING AND DISTRIBUTION OF
        PORTFOLIO SHARES.............................................15
     DIVIDENDS AND DISTRIBUTIONS.....................................26
     TAXES...........................................................27
     FINANCIAL HIGHLIGHTS............................................28
     HOW TO OBTAIN MORE INFORMATION ABOUT ARK FUNDS.......Inside Back Cover

INTRODUCTION - INFORMATION COMMON TO ALL PORTFOLIOS

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests each Portfolio's assets in a way that it believes will help a Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Portfolio (other than the Pennsylvania Tax-Free Money Market Portfolio) is based on the market prices of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

THE PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE THIS GOAL. PLEASE CALL 1-800-ARK-FUND (1-800-275-3863) TO OBTAIN CURRENT 7-DAY YIELD INFORMATION FOR THIS PORTFOLIO.

ARK PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL                                  Maximizing  current income
                                                 exempt from Federal and
                                                 Pennsylvania state income taxes
                                                 and  providing liquidity and
                                                 security of principal

INVESTMENT FOCUS                                 Short-term, high-quality
                                                 Pennsylvania municipal money
                                                 market obligations

SHARE PRICE VOLATILITY                           Very low

PRINCIPAL INVESTMENT STRATEGY                    Investing in Pennsylvania
                                                 municipal money market
                                                 securities

INVESTOR PROFILE                                 Conservative investors seeking
                                                 income exempt from Federal
                                                 and Pennsylvania state income
                                                 taxes through a low-risk,
                                                 liquid investment

PRINCIPAL INVESTMENT STRATEGY OF THE PENNSYLVANIA TAX-FREE MONEY MARKET
PORTFOLIO

The Pennsylvania Tax-Free Money Market Portfolio seeks its investment goal by investing substantially all of its assets in high-quality, short-term municipal money market instruments that pay interest exempt from Federal and Pennsylvania state income taxes. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the Alternative Minimum Tax or in taxable municipal securities.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio's concentration of investments in securities of issuers located in Pennsylvania subjects the Portfolio to the effects of economic and government policies of Pennsylvania.


PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after the Portfolio has completed its first calendar year of operations.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                   CLASS A
                                                                                    SHARES
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering       None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering
price)                                                                              None
Maximum  Sales Charge  (Load)  Imposed on  Reinvested  Dividends and
other  Distributions (as a percentage of offering price)                            None
Redemption Fee (as a percentage of amount redeemed, if applicable)                  None(1)
Exchange Fee                                                                        None


ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                              CLASS A
                                                                               SHARES
--------------------------------------------------------------------------------------------
    Investment Advisory Fees                                                   0.25%
    Distribution (12b-1) Fees                                                  0.25%
    Other Expenses                                                             0.38%(2)
                                                                               -----
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                      0.88%
    Fee Waivers and Expense Reimbursements                                     0.19%
                                                                               -----
TOTAL NET OPERATING EXPENSES                                                   0.69%(3)
                                                                               -----
-------------------------------------------------------------------------------------

(1)  If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(2)  Other Expenses are based on estimated amounts for the current fiscal year.
(3) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 0.69% until August 31, 2001.

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, Exchanging and Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:


            1 YEAR                        3 YEARS
             $70                           $262



ARK SMALL-CAP EQUITY PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL
                                                        Long-term capital appreciation

INVESTMENT FOCUS
                                                        Common stock of small-capitalization U.S. issuers

SHARE PRICE VOLATILITY
                                                        High

PRINCIPAL INVESTMENT STRATEGY
                                                        Investing in stocks of smaller companies with long-term
                                                        earnings growth potential

INVESTOR PROFILE
                                                        Investors seeking long-term capital appreciation who can
                                                        tolerate the share price volatility of small-cap equity
                                                        investing

PRINCIPAL INVESTMENT STRATEGY OF THE SMALL-CAP EQUITY PORTFOLIO

The Small-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. The Portfolio's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Portfolio invests primarily in companies with market capitalizations of $2 billion or less at the time of investment. The Portfolio may also invest a limited percentage of its assets in securities rated below investment grade ("junk bonds") and in foreign securities.

In selecting investments for the Portfolio, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Advisor may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS OF INVESTING IN THE SMALL-CAP EQUITY PORTFOLIO

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Junk bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio. Of course, the Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future.

This bar chart shows changes in the performance of the Portfolio's Class A Shares for each year for five calendar years. Class A commenced operations on May 16, 1996. The Portfolio's Institutional Class, which is not offered in this prospectus, began offering its shares on July 13, 1995. In the bar chart below, performance results before May 16, 1996 are for the Institutional Class and have been adjusted for the total annual operating expenses applicable to Class A Shares.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.


                                   1996                          14.52%
                                   1997                           5.36%
                                   1998                          19.05%
                                   1999                         149.79%

                                   2000                        7.40%

                                  BEST QUARTER                WORST QUARTER
                                    82.12%                      -18.54%
                                   12/31/99                     9/30/98

THIS TABLE COMPARES THE PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2000, TO THOSE OF THE RUSSELL 2000 GROWTH INDEX, THE RUSSELL 2000 INDEX, AND THE LIPPER MID-CAP GROWTH FUNDS CLASSIFICATION. LIPPER HAS RECLASSIFIED THE PORTFOLIO INTO ITS NEW MID-CAP COMPARISON CATEGORY.

                                             1 YEAR    5 YEARS   SINCE INCEPTION
--------------------------------------------------------------------------------
SMALL-CAP EQUITY PORTFOLIO- CLASS A SHARES    11.79%     25.92%      27.14%*
SMALL-CAP EQUITY PORTFOLIO- CLASS B SHARES    11.98%     25.85%      27.13%**
RUSSELL 2000 GROWTH INDEX                     22.43%      7.15%       7.51%***
RUSSELL 2000 INDEX                             3.02%     10.32%      10.70%***
LIPPER MID-CAP GROWTH FUNDS CLASSIFICATION    10.01%     16.73%      18.06%***

* Since July 13, 1995. Class A Shares of the Portfolio were offered beginning May 16, 1996. Performance results shown before that date are for the Portfolio's Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Class A Shares. The Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 13, 1995. The Class A annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
**     Since July 13,  1995.   As of the date of this prospectus, Class B Shares
       did not have a full calendar year of performance. Performance results shown are for the Portfolio's Institutional Class and have been adjusted for the maximum contingent deferred sales charge and total annual operating expenses applicable to Class B Shares. The
       Portfolio's Institutional Class, which is not offered by this prospectus, commenced operations on July 13, 1995. The Class B annual returns would have been substantially similar to those of the Institutional Class because shares of each class are invested in the same portfolio of securities.
***    Since June 30, 1995.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of large U.S. companies with high growth rates and price-to-book ratios. The Russell 2000 Index is a widely recognized, capitalization-weighted index, which measures the performance of the 2,000 smallest companies in the Russell 3000 index.

WHAT IS A CLASSIFICATION?

A classification measures the share prices of a specific group of mutual funds with a particular investment objective. You cannot invest directly in a classification. The Lipper Mid-Cap Growth Funds Classification is a composite of mutual funds with goals similar to the Portfolio's goals.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                         CLASS A SHARES   CLASS B SHARES
-------------------------------------------------------------------------------------------------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                          4.75%(1)          None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                     None            5.00%(2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
    Distributions (as a percentage of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                            None(3)          None(3)
Exchange Fee                                                                                  None             None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                       CLASS A SHARES    CLASS B SHARES
--------------------------------------------------------------------------------------------------------
    Investment Advisory Fees                                               0.80%              0.80%
    Distribution (12b-1) Fees                                              0.40%              0.75%
    Other Expenses                                                         0.41%              0.51%(4)
                                                                           -----              -----
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                  1.61%              2.06%
    Fee Waivers and Expense Reimbursements                                 0.22%
                                                                           -----
TOTAL NET OPERATING EXPENSES                                               1.39%(5)
                                                                           -----
--------------------------------------------------------------------- ----------------- ------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Portfolio Shares."
(2) A sales charge is imposed if you sell Class B Shares within six years of your purchase. See "Selling Portfolio Shares."
(3) If redemption proceeds are wired to a bank account, a $10 fee is applicable.
(4) Other Expenses are based on estimated amounts for the current fiscal year.
(5) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding 1.39% until August 31, 2001. The Portfolio's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because, in addition to its contractual commitment, the Advisor is voluntarily reimbursing expenses in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's actual total operating expenses were as follows:

         Small-Cap Equity Portfolio - Class A Shares            1.30%

For more information about fees, see "Investment Advisor" and "Purchasing, Selling, Exchanging and Distribution of Portfolio Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $610                 $938                $1,290               $2,278
CLASS B SHARES                            $709                 $946                $1,308               $2,275

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $610                 $938                $1,290               $2,278
CLASS B SHARES                            $209                 $646                $1,108               $2,275

ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK

RISKS                                                                PORTFOLIOS AFFECTED BY THE RISKS

EQUITY RISK-- Equity securities include publicly and privately       Small-Cap Equity Portfolio
issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.  Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  Equity derivatives may be more volatile and increase portfolio risk.  The value of
securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause its portfolio's net asset value to
fluctuate.  An investment in a Portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK-- The market values of fixed income investments    Small-Cap Equity Portfolio
change in response to interest rate changes and other factors.
During periods of falling interest rates, the values of
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

MUNICIPAL ISSUER RISK-- There may be economic or political changes   Pennsylvania Tax-Free Money Market
that impact the ability of municipal issuers to repay principal      Portfolio
and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Portfolio's municipal
securities.  Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities.  Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Portfolio's concentration of investments in issuers located in a single state makes the Portfolio more susceptible to adverse political or economic developments affecting that state.
Such a Portfolio also may be riskier than mutual funds that buy securities of issuers in numerous states.

                                  Page 12 of 28


FOREIGN SECURITY RISK -- Investments in securities of foreign        Small-Cap Equity Portfolio
companies or governments can be more volatile than investments in
U.S. companies or governments.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to
U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial
arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:

CURRENCY RISK -- Investments in foreign securities denominated in    Small-Cap Equity Portfolio
foreign currencies involve additional risks, including:

     o   The value of a  Portfolio's assets measured in U.S.
         dollars may be affected by changes in currency rates and in exchange control regulations.
     o A Portfolio may incur substantial costs in connection with conversions between various currencies.
     o A Portfolio may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.
     o A limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

                                  Page 13 of 28


EACH PORTFOLIO'S OTHER INVESTMENTS

This prospectus describes the Portfolios' primary strategies. The Small-Cap Equity Portfolio and the Pennsylvania Tax-Free Money Market Portfolio will normally invest at least 65% and 80%, respectively, of their total assets in the types of securities described in this prospectus. However, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Portfolio will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with a Portfolio's objectives. A Portfolio will do so only if the Portfolio's Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. The Portfolio may not be able to meet its investment goal when it is employing a temporary defensive strategy.

INVESTMENT ADVISOR

The Portfolios' Investment Advisor makes investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Board of Trustees of ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly-owned subsidiary of Allfirst Bank (Allfirst), serves as the Advisor to the Portfolios. As of December 31, 2000, AIA had approximately $15 billion in assets under management. For the fiscal year ended April 30, 2000, AIA received advisory fees of:

     PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO                   0.25%*
     SMALL-CAP EQUITY PORTFOLIO                                     0.79%
--------------------------------------------------------------------------------
* The Portfolio has not paid any advisory fees for the fiscal year ended April 30, 2000. The Board of Trustees has approved an investment advisory fee of 0.25% for the Portfolio. The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.69% for Class A Shares until August 31, 2001. With these fee waivers, the actual advisory fees received by AIA would be lower than those shown in the table above.

AIA and Allfirst are indirect wholly-owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $71 billion at June 30, 2000.

PORTFOLIO MANAGERS

James M. Hannan is a Principal of AIA and manager of the PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO. He is also manager of other ARK Funds Portfolios and is responsible for several separately managed institutional portfolios that he has managed since 1992. He has served as a Vice President of Allfirst since 1987. Prior to 1987 he served as the Treasurer for the city of Hyattsville, Maryland.

H. Giles Knight is manager of the SMALL-CAP EQUITY PORTFOLIO. He has been a Principal of AIA and Portfolio Manager since September 1996 and Senior Vice President of Allfirst since January 1995. Prior to joining Allfirst, Mr. Knight was with ASB Capital Management, a subsidiary of Nations Bank, from 1990 to 1994. He was Director of Special Equity Investments, Capital Markets Division, where he was responsible for one mutual fund and six employee benefit and personal trust common stock funds. Mr. Knight has nearly 30 years of investment experience.


PURCHASING, SELLING, EXCHANGING AND DISTRIBUTION OF PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange Class A and Class B Shares of the Portfolios.

The classes have different expenses and other characteristics.

CLASS A SHARES OF THE PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
o        NO SALES CHARGE
o        12B-1 FEES AND SHAREHOLDER SERVICING FEES

CLASS A SHARES OF THE SMALL-CAP EQUITY PORTFOLIO
o        FRONT-END SALES CHARGE
o        12B-1 FEES AND SHAREHOLDER SERVICING FEES

CLASS B SHARES OF THE SMALL-CAP EQUITY PORTFOLIO
o        CONTINGENT DEFERRED SALES CHARGE
o        HIGHER 12B-1 FEES AND SHAREHOLDER SERVICING FEES

Class A and Class B Shares are for individual investors and businesses.

There are three ways to invest in the Portfolios:

o        Through Authorized Brokers or Other Institutions
o        Directly with ARK Funds
o        Through the ARK Funds Employee Investment Program

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

A Portfolio may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

The Pennsylvania Tax-Free Money Market Portfolio calculates NAV each Business Day at 12:00 noon Eastern time and 4:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive your order and Federal funds (readily available funds) before 12:00 noon Eastern time. For orders received and accepted after 12:00 noon Eastern time but before 4:00 p.m. Eastern time, you will begin earning dividends on the next Business Day.

The Small-Cap Equity Portfolio calculates its NAV each Business Day at the close of the NYSE (normally 4:00 p.m. Eastern time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive your order and Federal funds before 4:00 p.m. Eastern time.

When the NYSE or the Federal Reserve close early, the Portfolio will advance the time on any such day by which purchase orders must be received.

HOW WE CALCULATE NAV

NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

In calculating NAV, the Small-Cap Equity Portfolio generally values its securities at market price. If market prices are unavailable or the Portfolio thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the Pennsylvania Tax-Free Money Market Portfolio, we generally value its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Portfolio may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Small-Cap Equity Portfolio may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of the Portfolio's investments may change on days when you cannot purchase or sell Portfolio shares.

SALES CHARGES

ALTERNATIVE SALES CHARGE OPTIONS

You may purchase Class A Shares of the Pennsylvania Tax-Free Money Market and Small-Cap Equity Portfolios or Class B Shares of the Small-Cap Equity Portfolio at a price equal to their net asset value per share plus any applicable sales charge. Class A Shares include an initial sales charge. Class B Shares may pay a contingent deferred sales charge (CDSC). The classes have the same rights and are identical in all respects except that: (i) Class B Shares may pay deferred sales charges and pay higher distribution and service fees; (ii) each class has exclusive voting rights with respect to approvals of its Rule 12b-1 plan (although Class B shareholders may be entitled to vote on any distribution fees imposed on Class A Shares so long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges.

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Portfolio receives your request, plus the applicable front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:


                                           SMALL-CAP EQUITY PORTFOLIO
                                 YOUR SALES CHARGE AS A    YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:           PERCENTAGE OF OFFERING    PERCENTAGE OF YOUR NET     DEALER CONCESSION AS
                                          PRICE                  INVESTMENT          % OF THE OFFERING PRICE
-------------------------------- ------------------------ -------------------------- ------------------------
LESS THAN  $50,000                        4.75%                     4.99%                     4.28%
$50,000 BUT LESS THAN $100,000            4.50%                     4.71%                     4.05%
$100,000 BUT LESS THAN $250,000           3.50%                     3.63%                     3.15%
$250,000 BUT LESS THAN $500,000           2.50%                     2.56%                     2.25%
$500,000 BUT LESS THAN $1,000,000         2.00%                     2.04%                     1.80%
$1,000,000 AND ABOVE                      0.00%                     0.00%                     0.00%


No initial sales charge applies to purchases of Class A Shares of $1 million or more. However, you will pay a redemption fee of 1.00% if you sell your shares within one year of the date of purchase, or of 0.50% if you sell your shares between one and two years of the date of purchase.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

(1) by a bank trust officer, registered representative, or other employee (or a member of their immediate families) of authorized institutions;

(2) by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

(3) for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code);

(4) for an account affiliated with Allfirst, with the proceeds of a distribution from certain employee benefit plans;

(5) for any state, county or city, or any governmental instrumentality, department, authority or agency;

(6) with redemption proceeds from other mutual fund complexes on which you have previously paid an initial or contingent deferred sales charge;

(7) for use in a broker-dealer managed account program, provided the broker -dealer has executed a participation agreement with the Portfolios' distributor specifying certain qualifications;

(8) as part of an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 of plan assets invested in the Portfolios;

(9) as part of an employee benefit plan through an intermediary that has signed a participation agreement with the Portfolios' distributor specifying certain qualifications; and

(10) on a discretionary basis by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business and that has executed a participation agreement with the Portfolios' distributor specifying certain qualifications.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Portfolios at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those that were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you have redeemed, without paying the front-end sales charge a second time. To exercise this privilege, the Portfolio must receive your purchase order within 30 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE PORTFOLIO WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Portfolio will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Portfolio will consider the value of Class A Shares purchased previously only if they were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Portfolio with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Portfolio may amend or terminate this right of accumulation at any time. Rights of accumulation do not apply to purchases of Class A Shares of the Pennsylvania Tax-Free Money Market Portfolio.


LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Portfolio over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Portfolio will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Portfolio a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Portfolio to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Portfolio's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Portfolio will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within six years after your purchase, you will pay a contingent deferred sales charge as described in the table below for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Portfolio receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Portfolio for Class B Shares of another Portfolio.

At the end of eight years from the date of purchase, Class B Shares convert to Class A Shares based on their relative net asset value. Class A Shares pay lower expenses than Class B Shares.

Year Since                           Contingent Deferred Sales Charge as a Percentage of
Purchase                                       Dollar Amount Subject to Charge
----------------------------------------------------------------------------------------
First                                                        5%
Second                                                       4%
Third                                                        3%
Fourth                                                       3%
Fifth                                                        2%
Sixth                                                        1%
Seventh and after                                            0%

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:
o to  make  certain  withdrawals  from  a retirement plan (not including IRAs);
o because of death or disability; or
o for certain payments under the Automatic Withdrawal Plan (which is discussed later).



GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions including brokerage firms affiliated with Allfirst may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of Federal securities law.

No CDSC is imposed on redemptions of Class B Shares received from the reinvestment of distributions on Class B Shares or exchanged for shares of another Portfolio. However, Class B Shares acquired in exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. Class B Shares not subject to a CDSC will always be redeemed first.

The CDSC will be computed using the schedule of the Portfolio with the highest CDSC owned by you. In computing the CDSC, the length of time you owned the shares will be measured from the date of original purchase and will not be affected by exchanges. To exchange into another Portfolio, you must meet the $500 minimum initial investment.

DISTRIBUTION OF PORTFOLIO SHARES

Each Portfolio has adopted a distribution plan that allows the Portfolios to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets, may be up to 0.75%. The Board has set the distribution fees as follows:

For Class A Shares

Pennsylvania Tax-Free Money Market Portfolio          0.25%
Small-Cap Equity Portfolio                            0.40%

For Class B Shares

Small-Cap Equity Portfolio                            0.75%

In addition, for Class A and Class B Shares, shareholder services fees, as a percentage of average daily net assets, may be up to 0.25%.

The Distributor may, from time to time at its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.



THROUGH AUTHORIZED BROKERS OR OTHER INSTITUTIONS

HOW TO PURCHASE PORTFOLIO SHARES

You may buy shares through accounts with brokers and other institutions that are authorized to place trades in Portfolio shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Portfolio. You will also generally have to address your correspondence or questions regarding a Portfolio to your institution. For more information, contact the broker or institution directly.

HOW TO SELL YOUR PORTFOLIO SHARES

If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

HOW TO EXCHANGE YOUR PORTFOLIO SHARES

You may exchange your shares on any Business Day. If you own shares through an account with a broker or other institution, contact that broker or institution to exchange your shares. Exchange requests must be for an amount of at least $500 per Portfolio.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolios receive your exchange request.


DIRECTLY WITH ARK FUNDS

HOW TO PURCHASE PORTFOLIO SHARES

To purchase shares directly from us, please call 1-800-ARK-FUND
(1-800-275-3863), or complete and send in a Direct Investment Account Application. The minimum investment in a Portfolio is $500. Unless you arrange to pay by wire, write your check to "ARK Funds" and include the name of the appropriate Portfolio(s) on the check. A Portfolio cannot accept third-party checks, credit cards, credit card checks, or cash.

You can buy shares by sending a completed Account Application along with a check and investment instructions to:

ARK Funds
P.O. Box 8525
Boston, MA 02266-8525

All purchases made by check should be in U.S. dollars and made payable to ARK Funds or, for an IRA account, to ARK Funds FBO (account holder's name). Redemptions of shares purchased either by check or through the Automatic Investment Plan will be delayed until the investment has been in the account for 15 calendar days.

PURCHASES BY WIRE

You can buy shares by wiring money to:

State Street Bank and Trust Company
Boston, MA
ABA 011000028
Account Number:            99051609
Attention:                 [ARK Portfolio Name]
Further Credit to:         [Account Name and Number]

To insure proper crediting of your investment, you should notify ARK Funds' transfer agent at 1-800-ARK-FUND by 12:00 noon Eastern time if you plan to wire money.

You may purchase shares by Automated Clearing House (ACH) funds transfer. In order to do so, complete the bank information section on the Account Application. Attach a voided check or deposit slip to the Account Application. Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, ARK Funds do not charge a fee for ACH transfers. You may purchase shares through ACH by calling 1-800-ARK-FUND to effect the transfer.

HOW TO SELL YOUR PORTFOLIO SHARES

If you own shares directly, you may sell your shares on any Business Day by contacting ARK Funds directly by mail at ARK Funds, P.O. Box 8525, Boston, MA 02266-8525, or by telephone at 1-800-ARK-FUND (1-800-275-3863). There is no minimum amount for telephone redemptions. The redemption price is based on the next calculation of NAV after your request is received.

You may not close your account by telephone.

REDEMPTION BY MAIL

Along with your written request, the transfer agent will require a signature guarantee if: (a) the redemption request is for $25,000 or more; (b) you ask us to send redemption proceeds to a name and/or address that differs from the name or address of record; or (c) you request a transfer of registration.

RECEIVING YOUR MONEY

Normally, we send your sale proceeds within three Business Days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from the date of your purchase).

If you established ACH instructions on your account, you can receive your redemption proceeds by ACH wire. Sale proceeds sent via ACH will not be posted to your bank account until the second Business Day following the transaction.

REDEMPTION BY CHECKWRITING

Checkwriting is available for accounts investing in Class A Shares of a money market fund Portfolio. You will be required to sign a signature card and will be subject to the applicable rules and regulations of the clearing bank.

Checks in the amount of $500 or more drawn on one of the money market fund Portfolios may be made payable to the order of any payee. You should be aware that, as the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to ARK Funds' acceptance of the check, the clearing bank causes ARK Funds to redeem, at the next NAV, a sufficient number of shares to cover the amount of the check. Checks will be returned by the clearing bank if there are not sufficient shares available. If you wish to use this checkwriting feature, you should check the appropriate box on the Account Application, which includes a signature card, and mail the completed form to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525. There is no charge for the checks, although the clearing bank will impose its customary overdraft fee in connection with checks returned for insufficient funds. As of the date of this prospectus, the overdraft fee is $20.

AUTOMATIC WITHDRAWAL PLAN (AWP)

The AWP may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the AWP, an account must have a current value of $5,000 or more. Investors may elect to receive automatic payments of $100 or more via check or direct deposit to a checking account on a monthly, quarterly or annual basis. Automatic withdrawals are normally processed on the 25th day of the month (or on the next Business Day). To arrange an AWP, you must complete the appropriate section of an Account Change Form.

If you withdraw 10% or less of your Class B Shares in one year pursuant to the AWP, your redemptions will not be subject to the CDSC. Because automatic withdrawals of Class B Shares in amounts greater than 10% of the initial value of the account will be subject to the CDSC, Class B shareholders should not participate in the AWP.

HOW TO EXCHANGE YOUR PORTFOLIO SHARES

To exchange your Portfolio shares, contact ARK Funds directly at 1-800-ARK-FUND (1-800-275-3863). You may exchange your shares on any Business Day.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

Before making an exchange, shareholders should consider the investment objective, policies and restrictions of the Portfolio into which they are exchanging, as set forth in the prospectus. Any telephone exchange must satisfy the requirements relating to the minimum initial investment amounts of the Portfolio involved. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). ARK Funds reserve the right to reject any telephone exchange request and to modify or terminate the telephone exchange privilege at any time, upon 60 days written notice.

THROUGH THE ARK FUNDS EMPLOYEE INVESTMENT PROGRAM

HOW TO PURCHASE PORTFOLIO SHARES

Class A Shares of the Portfolios may be purchased without a sales charge in an ARK Funds Employee Investment Account. Employees are defined as current and former trustees and officers of ARK Funds, current and retired officers, directors and regular employees of Allied Irish Banks, p.l.c., and its direct and indirect subsidiaries, including Allfirst and its affiliates, and their spouses and minor children. Employees may open an account directly with ARK Funds by making a lump sum investment of $100 or more in Class A Shares of any Portfolio or $50 per Portfolio per month if they participate in the Automatic Investment Plan. Call 1-800-ARK-FUND to request an information kit, which includes an Account Application. Regular and IRA accounts are available.

AUTOMATIC INVESTMENT PLAN (AIP)

Employees and investors may arrange on any Business Day for periodic investment in a Portfolio through automatic deductions from a checking or savings account by completing the appropriate section of the Account Application.

HOW TO SELL YOUR PORTFOLIO SHARES

You may sell your shares on any Business Day by contacting ARK Funds directly by mail at ARK Funds, P.O. Box 8525, Boston, MA 02266-8525, or by telephone at 1-800-ARK-FUND. There is no minimum amount for telephone redemptions. The redemption price is based on the next calculation of NAV after your request is received.

You may not close your account by telephone.

REDEMPTION BY MAIL

Along with your written request, the transfer agent will require a signature guarantee if: (a) the redemption request is for $25,000 or more; (b) you ask us to send redemption proceeds to a name and/or address that differs from the name or address of record; or (c) you request a transfer of registration.

RECEIVING YOUR MONEY

Normally, we send your sale proceeds within three Business Days after we receive your request. Your proceeds can be wired to your bank account or sent to you by check. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from the date of your purchase).

REDEMPTION BY CHECKWRITING

Checkwriting is available for accounts investing in Class A Shares of a money market fund Portfolio. You will be required to sign a signature card and will be subject to the applicable rules and regulations of the clearing bank.

Checks in the amount of $500 or more drawn on one of the money market fund Portfolios may be made payable to the order of any payee. You should be aware that, as the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to ARK Funds' acceptance of the check, the clearing bank causes ARK Funds to redeem, at the next NAV, a sufficient number of shares to cover the amount of the check. Checks will be returned by the clearing bank if there are not sufficient shares available. If you wish to use this checkwriting feature, you should check the appropriate box on the Account Application, which includes a signature card, and mail the completed form to ARK Funds, P.O. Box 8525, Boston, MA 02266-8525. There is no charge for the checks, although the clearing bank will impose its customary overdraft fee in connection with checks returned for insufficient funds. As of the date of this prospectus, the overdraft fee is $20.

AUTOMATIC WITHDRAWAL PLAN (AWP)

The AWP may be used by investors who wish to receive regular distributions from their accounts. Upon commencement of the AWP, an account must have a current value of $5,000 or more. Investors may elect to receive automatic payments of $100 or more via check or direct deposit to a checking account on a monthly, quarterly or annual basis. Automatic withdrawals are normally processed on the 25th day of the month (or on the next Business Day). To arrange an AWP, you must complete the appropriate section of an Account Change Form.

HOW TO EXCHANGE YOUR PORTFOLIO SHARES

To exchange your Portfolio shares, contact ARK Funds directly at 1-800-ARK-FUND. You may exchange your shares on any Business Day.


If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). This exchange privilege may be changed or canceled at any time upon 60 days notice.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

Before making an exchange, shareholders should consider the investment objective, policies and restrictions of the Portfolio into which they are exchanging, as set forth in the prospectus.

OTHER POLICIES

SHARE EXCHANGES

CLASS A SHARES

You may exchange Class A Shares of any Portfolio for Class A Shares of any other Portfolio. If you exchange shares that you purchased without a sales charge, or with a lower sales charge, into a Portfolio with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange your shares into a Portfolio with the same, lower or no sales charge, there is not an incremental sales charge for the exchange.

CLASS B SHARES

You may exchange Class B Shares of the Small-Cap Equity Portfolio for Class B Shares of any other Portfolio. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least six years from your initial purchase. Upon redemption, CDSC charges may apply. For purposes of computing CDSC, the length of time the investor owned the shares will be measured from the date of the original purchase and will not be affected by any exchange.

An exchange between classes of a particular Portfolio is generally not permitted, unless a shareholder becomes eligible to purchase shares of another class. ARK Funds reserve the right to require shareholders to complete an Account Application or other documentation in connection with the exchange. ARK Funds has received a private letter ruling from the Internal Revenue

Service, which provides that exchanges of shares of one class of a Portfolio for shares of another class of the same Portfolio will not constitute a taxable event.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient but not without risk. Although ARK Funds has certain safeguards and procedures to confirm the identity of the callers and the authenticity of instructions, ARK Funds is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with ARK Funds over the telephone, you will generally bear the risk of any loss.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

INVOLUNTARY SALES OF YOUR SHARES

For direct investors, if your account drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 30 days written notice to give you time to add to your account and avoid the sale of your shares.

REDEMPTION IN KIND

The Portfolios reserve the right to make redemptions "IN KIND" - payment of redemption proceeds in portfolio securities rather than cash - if the portfolio deems that it is in the Portfolio's best interest to do so.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid according to the following schedules:

-------------------------------------------------------------------------------------------------
                                                         FREQUENCY OF
                                                        DECLARATION OF       FREQUENCY OF PAYMENT
PORTFOLIO                                                 DIVIDENDS               OF DIVIDENDS
-------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Money Market Portfolio                Daily                  Monthly
-------------------------------------------------------------------------------------------------
Small-Cap Equity Portfolio                                 Annually                Annually
-------------------------------------------------------------------------------------------------

Each Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You may elect to receive dividends and distributions in the form of additional Portfolio shares or in cash. You must notify the Portfolio in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send the Portfolio written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Portfolio may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, but vary depending on how long the Portfolio has held its assets. EACH SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

The Pennsylvania Tax-Free Money Market Portfolio intends to distribute Federally tax-exempt income. This Portfolio may invest a portion of its assets in securities that generate taxable income for Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by this Portfolio may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A of the Small-Cap Equity Portfolio. This information is intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Some of this information reflects financial information for a single Portfolio share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Portfolio, assuming you reinvested all of your dividends and distributions. The information for each of the fiscal years ended April has been derived from the Portfolio's financial statements, which were audited by KPMG LLP, independent auditors. Their Report, along with the Portfolio's financial statements, is included in our Annual Report. The information for the six months ended October 31, 2000 (unaudited) appears in the Portfolio's Semi-Annual Report. The Annual and Semi-Annual Reports accompany our Statement of Additional Information and are available upon request at no charge.



For a Share Outstanding Throughout the Period Ended October 31, 2000 (Unaudited) and the Period Ended April 30.


                  Net                Realized     Distri-    Distri-                                       Net
                 Asset     Net          and       butions    butions               Net Asset             Assets
                Value,   Investment  Unrealized  from Net     from     Return       Value,    Total      End of
               Beginning  Income     Gains on    Investment  Capital     of         End of    Return     Period
               of Period  (Loss)    Investments    Income     Gains    Capital      Period     (A)        (000)


Small-Cap Equity Portfolio
Retail Class A
2000             $23.07   (0.02)      (1.49)        --       (3.90)     (0.13)       $17.53     (7.23)%+ $69.492
2000              12.59   (0.05)      15.25         --       (4.72)     (0.13)        23.07    126.13     11,292
1999              11.83   (0.07)       1.16         --       (0.33)        --         12.59      9.66      2,248
1998               8.53   (0.06)       3.98         --       (0.62)        --         11.83     47.57      1,853
1997 (1)          15.47   (0.01)      (3.72)        --       (3.21)        --          8.53    (27.14)+    1,075

                                 Ratio of        Ratio
                    Ratio of        Net           of
                    Expenses     Investment    Expenses
                       to          Income     to Average
                     Average       (Loss)     Net Assets     Portfolio
                       Net       to Average   (Excluding      Turnover
                     Assets      Net Assets     Waivers)        Rate


Small-Cap Equity Portfolio
Retail Class A
2000                   1.26%      (1.95)%       1.57%        225.90%
2000                   1.30       (0.49)        1.61         753.31
1999                   1.32       (0.64)        1.63         733.14
1998                   1.21       (0.46)        1.36         410.72
1997 (1)               1.11*      (0.13)*       1.21*        704.41

+ Returns are for the period indicated and have not been annualized.
* Annualized.
(A) Total return for the retail class does not include the one-time sales charge.
(1) Commenced operations on May 16, 1996.

HOW TO OBTAIN MORE INFORMATION ABOUT ARK FUNDS

INVESTMENT ADVISOR

Allied Investment Advisors, Inc.
100 E. Pratt Street
Baltimore, MD 21202

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, MA 02110

More information about the Portfolios is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated February ___, 2001 includes detailed information about the Portfolios. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the holdings of the ARK Funds Portfolios and contain information from the Portfolios' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-ARK-FUND (1-800-275-3863)

BY MAIL:  Write to us
ARK Funds
P.O. Box 8525
Boston, MA 02266-8525


                                INSIDE BACK COVER

FROM OUR WEBSITE:  www.arkfunds.com

AUTOMATED PRICE, YIELD, AND PERFORMANCE INFORMATION-
24 HOURS A DAY, 7 DAYS A WEEK:  Call 1-800-ARK-FUND (1-800-275-3863)

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by
(1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102 or (2) sending an electronic request to publicinfo@sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

                                    ARK FUNDS


                  PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

                               INSTITUTIONAL CLASS

                                   PROSPECTUS
                                FEBRUARY __, 2001




                               INVESTMENT ADVISOR:
                        ALLIED INVESTMENT ADVISORS, INC.


                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                   APPROVED OR DISAPPROVED THESE SECURITIES OR
                  PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers Institutional Class shares in separate investment portfolios. The portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Pennsylvania Tax-Free Money Market Portfolio (Portfolio) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE PORTFOLIO, PLEASE SEE:

                                                                        PAGE


     ARK PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO.....................4
     ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK..........................7
     THE PORTFOLIO'S OTHER INVESTMENTS....................................8
     INVESTMENT ADVISOR...................................................8
     PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES..................8
     DISTRIBUTION OF PORTFOLIO SHARES....................................11
     DIVIDENDS AND DISTRIBUTIONS.........................................11
     TAXES...............................................................12
     HOW TO OBTAIN MORE INFORMATION ABOUT ARK FUNDS.......Inside Back Cover

INTRODUCTION

The Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor's invests the Portfolio's assets in a way that he or she believes will help the Portfolio achieve its goal. Still, investing in the Portfolio involves risk, and there is no guarantee that the Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in the Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

THE PORTFOLIO TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE THIS GOAL.

ARK PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL                           Maximizing current income
                                          exempt from Federal and
                                          Pennsylvania state income taxes
                                          and providing liquidity and
                                          security of principal

INVESTMENT FOCUS                          Short-term, high-quality
                                          Pennsylvania municipal money
                                          market obligations

SHARE PRICE VOLATILITY                    Very low

PRINCIPAL INVESTMENT STRATEGY             Investing in Pennsylvania
                                          municipal money market securities

INVESTOR PROFILE                          Conservative investors seeking
                                          income exempt from Federal
                                          and Pennsylvania state income
                                          taxes through a low-risk,
                                          liquid investment

PRINCIPAL INVESTMENT STRATEGY OF THE PENNSYLVANIA TAX-FREE MONEY MARKET
PORTFOLIO

The Pennsylvania Tax-Free Money Market Portfolio seeks its investment goal by investing substantially all of its assets in high-quality, short-term municipal money market instruments that pay interest exempt from Federal and Pennsylvania state income taxes. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the Alternative Minimum Tax or in taxable municipal securities.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio's concentration of investments in securities of issuers located in Pennsylvania subjects the Portfolio to the effects of economic and government policies of Pennsylvania.


PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after the Portfolio has completed its first calendar year of operations.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                                 INSTITUTIONAL
                                                                                     CLASS
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering         None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of offering                     None
price)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                               None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None


ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                        INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------
     Investment Advisory Fees                                                  0.25%
     Distribution (12b-1) Fees                                                 None
     Other Expenses                                                            0.48%(1)
                                                                               ----
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                      0.73%
     Fee Waivers and Expense Reimbursements                                    0.15%
                                                                               ----
NET TOTAL OPERATING EXPENSES                                                   0.58%(2)
                                                                               ----
----------------------------------------------------------------------------------------------

(1)  Other Expenses are based on estimated amounts for the current fiscal year.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.58% until August 31, 2001.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

            1 YEAR                        3 YEARS
             $59                           $218

ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK


RISKS

MUNICIPAL ISSUER RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Portfolio's concentration of investments in issuers located in a single state makes the Portfolio more susceptible to adverse political or economic developments affecting that state. Such Portfolio also may be riskier than mutual funds that buy securities of issuers in numerous states.

THE PORTFOLIO'S OTHER INVESTMENTS

This prospectus describes the Portfolio's primary strategies, and the Portfolio will normally invest at least 80% of its total assets in the types of securities described in this prospectus. However, the Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that the Portfolio will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Portfolio may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with the Portfolio's objectives. The Portfolio will do so only if the Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. The Portfolio may not be able to meet its investment goal when the Advisor is employing a temporary defensive strategy.

INVESTMENT ADVISOR

The Portfolio's Investment Advisor makes investment decisions for the Portfolio and continuously reviews, supervises and administers the Portfolio's respective investment programs. The Board of Trustees of the ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly-owned subsidiary of Allfirst Bank (Allfirst), serves as the Advisor to the Portfolio. As of December 31, 2000, AIA had approximately $15 billion in assets under management. Under an investment advisory agreement with ARK Funds, AIA is entitled to receive advisory fees of:

  PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO                      0.25%*
--------------------------------------------------------------------------------
* The Board of Trustees has approved an investment advisory fee of 0.25% for the Portfolio. The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.58% until August 31, 2001. With these fee waivers, the actual advisory fees received by AIA would be lower than those shown in the table above.

AIA and Allfirst are indirect wholly owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $71 billion at June 30, 2000.

PORTFOLIO MANAGER

James M. Hannan is a Principal of AIA and manager of the Portfolio. He is also manager of other ARK Fund Portfolios and is responsible for several separately managed institutional portfolios that he has managed since 1992. He has served as a Vice President of Allfirst since 1987. Prior to 1987 he served as the Treasurer for the city of Hyattsville, Maryland.


PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange Institutional Class Shares of the Portfolio.

Institutional Class Shares are for individuals, financial institutions, corporations and other entities that have established trust, custodial, sweep or money management relationships with Allfirst or its affiliates or correspondent banks. Before you can buy Institutional Class Shares, you must establish a qualified account. If you are a shareholder who obtained Institutional Class Shares through a financial institution that has been purchased by Allfirst, you may have to follow special procedures to transact in Fund shares. For information on fee schedules and agreements for opening qualified accounts, call 1-800-624-4116 to speak with an investor representative.

HOW TO PURCHASE PORTFOLIO SHARES

Generally, you must make payment to Allfirst or a correspondent bank, who will forward your purchase orders. You may purchase shares of the Portfolio directly by Federal funds, wire or other funds immediately available to the Portfolio. A Portfolio cannot accept checks, third-party checks, credit cards, credit card checks, or cash.

You will have to follow the procedures applicable to qualified accounts. Your qualified account agreement may require you to pay a fee that is in addition to the fees charged by the Portfolio.

It is expected that Allfirst or a correspondent bank will be the record owner of Institutional Class Shares held through qualified accounts. Allfirst or a correspondent bank will supply clients with quarterly statements showing all account activity.

Shareholders may instruct Allfirst to purchase Institutional Class Shares automatically at preset intervals. Allfirst or a correspondent bank may charge additional fees for this and other services, including cash sweeps. For more information, please call 1-800-624-4116 to speak with an investor representative.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day). Shares of the Portfolio cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

A Portfolio or its distributor may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order. For the Portfolio, NAV is expected to remain constant at $1.00 per share.

The Portfolio calculates its NAV each Business Day at 12:00 noon Eastern time and 4:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive and accept your order and receive Federal funds (readily available funds) before 12:00 noon Eastern time. For orders received and accepted after 12:00 noon Eastern time but before 4:00 p.m. Eastern time, you will begin earning dividends on the next Business Day.

When the NYSE or the Federal Reserve close early, the Portfolio will advance the time on any such day by which purchase orders must be received.

HOW WE CALCULATE NAV

NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

In calculating NAV for the Portfolio, we generally value its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Portfolio may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in the Portfolio at least $100,000. Within six months, you must achieve and maintain an aggregate balance of $250,000. Accounts of individual investors or other master accounts may be aggregated for this purpose. There may be other minimums or restrictions established by Allfirst or a correspondent bank when you open your account.

Your subsequent investments in the Portfolio may be made in any amount.

HOW TO SELL YOUR PORTFOLIO SHARES

Generally, you must request a redemption through Allfirst or a correspondent bank, who will forward your redemption request to the Fund.

If you hold Institutional Class Shares directly with the Fund, you may sell shares by telephone or mail by following procedures established when you opened your qualified account. If you have questions, call 1-800-624-4116 or your investor representative at Allfirst or your correspondent bank. The redemption price is based on the next calculation of NAV after your request is received.

BY MAIL. To redeem by mail, send a written request to Allfirst Bank Trust Division Banc #101-624, P. O. Box 1596, Baltimore, Maryland 21201, or to your correspondent bank.

BY TELEPHONE. To redeem by telephone, call 1-800-624-4116 or your investor representative at Allfirst or your correspondent bank.

RECEIVING YOUR MONEY

Normally, if we receive your redemption request by 12:00 noon Eastern time on any Business Day, we will send your sale proceeds on that day.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Institutional Class Shares on any Business Day by contacting us directly by telephone by calling 1-800-624-4116 or your investment representative at Allfirst or a correspondent bank.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request. The Portfolio reserves the right to modify or suspend this exchange privilege.

Investors who are currently Allfirst Personal Trust customers who will be receiving a distribution from their Trust account and are ineligible to hold Institutional Class Shares will have their Institutional Class Shares exchanged for Class A Shares of the same Portfolio. ARK Funds has received a private letter ruling from the Internal Revenue Service, which provides that exchanges of shares of one class of a Portfolio for shares of another class of the same Portfolio will not be a taxable event.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although ARK Funds has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, ARK Funds is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with ARK Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF PORTFOLIO SHARES

The Distributor receives no compensation for its distribution of Institutional Class Shares. For Institutional Class Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.25%.

REDEMPTION IN KIND

The Portfolio reserve the right to make redemptions "IN KIND" - payment of redemption proceeds in portfolio securities rather than cash - if the portfolio deems that it is in the Portfolio's best interest to do so.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid according to the following schedule:


-------------------------------------------------------------------------------------------------
                                                        FREQUENCY OF        FREQUENCY OF PAYMENT
                                                        DECLARATION OF           OF DIVIDENDS
                                                          DIVIDENDS
PORTFOLIO
-------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Money Market Portfolio             Daily                   Monthly
-------------------------------------------------------------------------------------------------

The Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify Allfirst or your correspondent bank in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send Allfirst or your correspondent bank written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolio and its shareholders. This summary is based on current tax laws, which may change.

The Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Portfolio may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, but vary depending on how long the Portfolio has held its assets. A SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

The Portfolio intends to distribute Federally tax-exempt income. This Portfolio may invest a portion of its assets in securities that generate taxable income for Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Portfolio may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

HOW TO OBTAIN MORE INFORMATION ABOUT ARK FUNDS

INVESTMENT ADVISOR

Allied Investment Advisors, Inc.
100 E. Pratt Street
Baltimore, MD  21202


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA  19456

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C.  20036

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, MA  02110

More information about the Portfolio is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated February ___, 2001 includes detailed information about the Portfolio. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the holdings of the ARK Funds Portfolios and contain information from the Portfolios' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-624-4116

BY MAIL:  Write to us at:

ARK Funds
c/o Allfirst Bank Trust Division

                               INSIDE BACK COVER

Banc #101-624
P.O. Box 1596
Baltimore, MD  21201

FROM OUR WEBSITE: www.arkfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo@ sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

                                    ARK FUNDS


                SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO
                    SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO
                     SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO
                    SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO


                               INSTITUTIONAL CLASS

                                   PROSPECTUS
                               FEBRUARY __, 2001




                               INVESTMENT ADVISOR:
                        ALLIED INVESTMENT ADVISORS, INC.



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers Institutional Class shares in separate investment portfolios. This prospectus gives you important information about the Institutional Class Shares of the Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Equity Portfolio, Social Issues Capital Growth Portfolio, and Social Issues Small-Cap Equity Portfolio (Portfolios) that you should know before investing. The Portfolios have individual investment goals and strategies. Each Portfolio's investments are subject to broad based social screens designed to meet the needs of many socially responsible investors. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO, PLEASE SEE:

                                                                                                     PAGE


     ARK SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO...............................................4

     ARK SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO........................................................7

     ARK SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO.........................................................10

     ARK SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO.......................................................13

     THE ARK FUNDS' APPROACH TO SOCIAL ISSUES INVESTING.................................................16

     EACH PORTFOLIO'S OTHER INVESTMENTS.................................................................16

     ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK........................................................18

     INVESTMENT ADVISOR.................................................................................20

     PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES................................................21

     DISTRIBUTION OF PORTFOLIO SHARES...................................................................23

     DIVIDENDS AND DISTRIBUTIONS........................................................................24

     TAXES..............................................................................................25

     HOW TO OBTAIN MORE INFORMATION ABOUT ARK FUNDS......................................INSIDE BACK COVER


INTRODUCTION -- INFORMATION COMMON TO ALL PORTFOLIOS

Each Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Portfolio has its own investment goal and strategies for reaching that goal. In selecting securities for the Portfolios, the investment advisor will apply social screens, which exclude securities of issuers that do not meet the social issues criteria established for the Portfolios. All Portfolios may hold investments in U.S. government securities, to which the investment advisor does not intend to apply the social screens.

Each Portfolio's manager invests its assets in a way that he or she believes will help the Portfolio achieve its goal. Still, investing in each Portfolio involves risk, and there is no guarantee that a Portfolio will achieve its goal. The investment advisor's application of the social screens and judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and this may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Portfolio is based on the market value of the securities the Portfolio holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Portfolio owns and the markets in which they trade. The effect on a Portfolio of a change in the value of a single security will depend on how widely the Portfolio diversifies its holdings.

ARK SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO

PORTFOLIO SUMMARY


INVESTMENT GOAL                     Current income

INVESTMENT FOCUS                    Intermediate-term investment-grade fixed income
                                    securities

SHARE PRICE VOLATILITY              Low to medium

PRINCIPAL INVESTMENT STRATEGY       Investing in intermediate-term corporate and U.S
                                    government fixed income securities that meet the
                                    Portfolio's social criteria

INVESTOR PROFILE                    Investors seeking current income who are willing to
                                    accept the risks of investing in fixed income securities


PRINCIPAL INVESTMENT STRATEGY OF THE SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO

The Social Issues Intermediate Fixed Income Portfolio seeks its investment goal by investing primarily in U.S. investment-grade corporate and government fixed income securities, including mortgage-backed securities, of companies that meet the Portfolio's social criteria. The Portfolio's Advisor will select investment-grade fixed income securities and unrated securities determined to be of comparable quality. The Portfolio normally invests in securities with intermediate maturities, and the Portfolio will typically have a dollar-weighted average maturity of 3 to 10 years. However, the Portfolio has no maturity restrictions, and the average maturity of the Portfolio's investments will vary depending on market conditions.

In selecting securities for the Portfolio of companies that meet the Portfolio's social criteria, the Advisor also considers factors such as current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

PRINCIPAL RISKS OF INVESTING IN THE SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Portfolio may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Portfolio's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Portfolio's investments are subject to social screens. Because of these screens, Portfolio management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after it has completed a full calendar year of operations.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                  INSTITUTIONAL
                                                                                      CLASS
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)   None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                                None
Redemption Fee (as a percentage of amount redeemed, if applicable)                     None
Exchange Fee                                                                           None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                        INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
     Investment Advisory Fees                                                  0.60%
     Distribution (12b-1) Fees                                                  None
     Other Expenses                                                            0.40%(1)
                                                                               ------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                      1.00%
     Fee Waivers and Expense Reimbursements                                    0.13%
                                                                               -----
NET TOTAL OPERATING EXPENSES                                                   0.87%(2)

-----------------------------------------------------------------------------------------------

(1)  Other Expenses are based on estimates for the current fiscal year.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.87% until August 31, 2001. The Portfolio's total annual operating expenses would be less than the amount shown above because the Advisor will voluntarily reimburse expenses in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's total operating expenses would be as follows:

     Social Issues Intermediate Fixed Income Portfolio - Institutional Class            0.84%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

            1 YEAR                        3 YEARS
             $89                           $305

ARK SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL                                         Long-term capital appreciation

INVESTMENT FOCUS                                        Large capitalization U.S. common stocks

SHARE PRICE VOLATILITY                                  Medium to high

PRINCIPAL INVESTMENT STRATEGY                           Investing in stocks of established large capitalization
                                                        companies that meet the Portfolio's social criteria

INVESTOR PROFILE                                        Investors seeking capital appreciation who can tolerate
                                                        the share price volatility of equity investing


PRINCIPAL INVESTMENT STRATEGY OF THE SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO

The Social Issues Blue Chip Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of established U.S. companies with market capitalizations in excess of $5 billion that meet the Portfolio's social criteria. The Portfolio's Advisor generally purchases stocks of companies with at least 10 years of operating history that are recognized leaders in their respective markets. The Portfolio also may, to a limited extent, purchase stocks of rapidly growing companies in developing industries, convertible and preferred stocks, and investment-grade fixed income securities.

In selecting investments for the Portfolio, the Advisor will purchase securities of large companies with strong balance sheets and prospects for above-average growth that meet the Portfolio's social criteria. The Advisor will also purchase securities of issuers based on their current financial strength and their market valuations relative to their competitors.

PRINCIPAL RISKS OF INVESTING IN THE SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

The Portfolio's investments are subject to social screens. Because of these screens, Portfolio management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after it has completed a full calendar year of operations.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                 INSTITUTIONAL
                                                                                     CLASS
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
offering price)                                                                       None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                               None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                        INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------
     Investment Advisory Fees                                                  0.70%
     Distribution (12b-1) Fees                                                 None
     Other Expenses                                                            0.39%(1)
                                                                              ------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                      1.09%
     Fee Waivers and Expense Reimbursements                                    0.06%
                                                                               -----
NET TOTAL OPERATING EXPENSES                                                   1.03%(2)
-----------------------------------------------------------------------------------------------

(1) Other Expenses are based on estimates for the current fiscal year.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.03% until August 31, 2001. The Portfolio's total annual operating expenses would be less than the amount shown above because, in addition to its contractual waiver, the Advisor will voluntarily reimburse expenses in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's total operating expenses would be as follows:

     Social Issues Blue Chip Equity Portfolio - Institutional Class      1.00%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

            1 YEAR                        3 YEARS
             $105                          $341

ARK SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL                                         Long-term capital appreciation

INVESTMENT FOCUS                                        U.S. common stocks of various market capitalizations

SHARE PRICE VOLATILITY                                  Medium to high

PRINCIPAL INVESTMENT STRATEGY                           Investing in stocks that offer above-average growth
                                                        potential and satisfy the Portfolio's social criteria

INVESTOR PROFILE                                        Investors seeking capital appreciation who can tolerate the share price volatility of equity investing

PRINCIPAL INVESTMENT STRATEGY OF THE SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO

The Social Issues Capital Growth Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of companies that meet the Portfolio's social criteria. The Portfolio's Advisor will build a broadly diversified portfolio of stocks with above-average capital growth potential.

In selecting securities for the Portfolio, the Advisor purchases securities of well-known, established companies and small- and mid-size companies (companies with market capitalizations of $8 billion or less) that meet the Portfolio's social criteria. In evaluating securities for the Portfolio, the Advisor considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS OF INVESTING IN THE SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller and medium capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-size companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The Portfolio's investments are subject to social screens. Because of these screens, Portfolio management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.

PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after it has completed a full calendar year of operations.


PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                   INSTITUTIONAL
                                                                                       CLASS
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)    None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)                None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                                 None
Redemption Fee (as a percentage of amount redeemed, if applicable)                      None
Exchange Fee                                                                            None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                        INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------
     Investment Advisory Fees                                                  0.70%
     Distribution (12b-1) Fees                                                 None
     Other Expenses                                                            0.39%(1)
                                                                               -----
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                      1.09%
     Fee Waivers and Expense Reimbursements                                    0.02%
                                                                               -----
NET TOTAL OPERATING EXPENSES                                                   1.07%(2)

-----------------------------------------------------------------------------------------------

(1)  Other Expenses are based on estimates for the current fiscal year.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 1.07% until August 31, 2001. The Portfolio's total annual operating expenses would be less than the amount shown above because, in addition to its contractual waiver, the Advisor will voluntarily reimburse expenses in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's total operating expenses would be as follows:

     Social Issues Capital Growth Portfolio - Institutional Class                       1.04%

For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

            1 YEAR                        3 YEARS
             $109                          $345

ARK SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL                                         Long-term capital appreciation

INVESTMENT FOCUS                                        Common stock of small-capitalization U.S. issuers

SHARE PRICE VOLATILITY                                  High

PRINCIPAL INVESTMENT STRATEGY                           Investing in stocks of smaller companies with long-term
                                                        earnings growth potential that meet the Portfolio's social criteria

INVESTOR PROFILE                                        Investors seeking long-term capital appreciation who can
                                                        tolerate the share price volatility of small-cap equity
                                                        investing

PRINCIPAL INVESTMENT STRATEGY OF THE SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO

The Social Issues Small-Cap Equity Portfolio seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers that meet the Portfolio's social criteria. The Portfolio's Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. The Portfolio invests primarily in companies with market capitalizations of $2 billion or less at the time of investment. The Portfolio may also invest a limited percentage of its assets in securities rated below investment-grade ("junk bonds") and in foreign securities.

In selecting investments for the Portfolio, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential that meet the Portfolio's social criteria. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Advisor may also purchase stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.

Due to its investment strategy, the Portfolio may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may adversely affect the Portfolio's performance.

PRINCIPAL RISKS OF INVESTING IN THE SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.

Since it purchases equity securities, the Portfolio is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Portfolio's equity securities may fluctuate significantly from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Portfolio.

The smaller capitalization companies the Portfolio invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The prices of the Portfolio's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Portfolio's fixed income securities will decrease in value if interest rates rise. The volatility of lower rated securities is even greater than that of higher rated securities. Also, securities with longer maturities are generally more volatile, so the average maturity of the Portfolio's securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment-grade securities. Junk bonds involve a greater risk of price declines than investment-grade securities due to actual or perceived changes to an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the securtiy.

Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

The Portfolio's investments are subject to social screens. Because of these screens, Portfolio management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.


PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after it has completed a full calendar year of operations.


PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                 INSTITUTIONAL
                                                                                     CLASS
----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
offering price)                                                                       None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)              None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
other Distributions (as a percentage of offering price)                               None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)

                                                                        INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
     Investment Advisory Fees                                                  0.80%
     Distribution (12b-1) Fees                                                 None
     Other Expenses                                                            0.42%(1)
                                                                               -----
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                      1.22%
-----------------------------------------------------------------------------------------------

(1)  Other Expenses are based on estimates for the current fiscal year.
(2) The Portfolio's total annual operating expenses would be less than the amount shown above because the Advisor will voluntarily reimburse expenses in order to keep total operating expenses at a specified level. The Advisor may discontinue all or part of these reimbursements at any time. With the expense reimbursements, the Portfolio's total operating expenses would be as follows:

     Social Issues Small-Cap Equity Portfolio - Institutional Class                     1.19%


For more information about these fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

            1 YEAR                        3 YEARS
             $124                          $387

THE ARK FUNDS' APPROACH TO SOCIAL ISSUES INVESTING

Socially responsible investors factor social issues criteria into their investment decisions. Investors want the social issues criteria used to reflect their values. In addition, in the course of seeking growth in their investments, they look for opportunities to use their investments to improve the lives of others.

Typically, socially responsible investors avoid companies that manufacture products, or employ practices, that they believe have harmful effects on society. This process of avoidance has also been referred to as called "SOCIAL SCREENING."

In selecting securities for the Portfolios, the Advisor uses social research from Kinder, Lydenberg, Domini & Co., Inc.("KLD"). KLD determines the social criteria used in establishing the research. KLD provides social research on U.S. and foreign corporations to the investment community. KLD maintains a database of social research, covering approximately 1,700 publicly traded U.S. and foreign corporations. KLD does not provide investment advice. As a matter of practice, evaluation of a particular organization in the context of these criteria may involve subjective judgment by KLD. The Investment Advisor may modify or remove any social criteria and may impose additional social criteria at any time without shareholder approval.

The social screens adopted by the investment advisor will seek to exclude the following types of companies:

     o Tobacco and Alcohol - companies that manufacture tobacco products or alcoholic beverages;
     o Gambling - companies that receive identifiable revenues from gambling enterprises;
     o Nuclear Power - companies that have an ownership share in, or operate, nuclear power plants;
     o Weapons - companies that receive more than 2% of their gross revenues from the sale of military weapons; and
     o Abortion and Contraceptives - companies that receive identifiable revenues from the development or manufacture of abortifacients and contraceptives.



EACH PORTFOLIO'S OTHER INVESTMENTS

This prospectus describes the Portfolios' primary strategies, and the Portfolios will normally invest at least 65% of their total assets in the types of securities described in this prospectus. However, each Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that any Portfolio will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Portfolio may invest up to 100% of its assets in cash and short-term securities that may not ordinarily be consistent with a Portfolio's objectives.

A Portfolio will do so only if the Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income. The Portfolio may not be able to meet its investment goal when the Advisor is employing a temporary defensive strategy.

ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK


                                                                     PORTFOLIOS AFFECTED BY THE RISKS
RISKS

EQUITY RISK -- Equity securities include publicly and privately      Social Issues Blue Chip Equity Portfolio
issued equity securities, common and preferred stocks, warrants,     Social Issues Capital Growth Portfolio
rights to subscribe to common stock and convertible securities, as   Social Issues Small-Cap Equity Portfolio
well as instruments that attempt to track the price movement of equity indices.  Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  Equity derivatives may be more volatile and increase portfolio risk.  The value of
securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause its portfolio's net asset value to
fluctuate.  An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK -- The market values of fixed income investments   Social Issues Intermediate Fixed Income
change in response to interest rate changes and other factors.       Portfolio
During periods of falling interest rates, the values of              Social Issues Small-Cap Equity Portfolio
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

         CALL RISK -- During periods of falling interest rates,      Social Issues Intermediate Fixed Income
         certain debt obligations with high interest rates may be    Portfolio
         prepaid (or "called") by the issuer prior to
         maturity. This may cause a Portfolio's average weighted
         maturity to fluctuate, and may require a Portfolio to
         invest the resulting proceeds at lower interest rates.

         CREDIT RISK -- The possibility that an issuer will be       Social Issues Intermediate Fixed Income
         unable to make timely payments of either principal or       Portfolio
         interest.

                                 Page 18 of 25

         EVENT RISK -- Securities may suffer declines in credit      Social Issues Intermediate Fixed Income
         quality and market value due to issuer restructurings or    Portfolio
         other factors. This risk should be reduced because of
         a Portfolio's multiple holdings.

         MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed          Social Issues Intermediate Fixed Income
         securities are fixed income securities representing an      Portfolio
         interest in a pool of underlying mortgage loans.  They
         are sensitive to changes in interest rates, but may
         respond to these changes differently from other fixed
         income securities due to the possibility of prepayment of
         the underlying mortgage loans.  As a result, it may not
         be possible to determine in advance the actual maturity
         date or average life of a mortgage-backed security.
         Rising interest rates tend to discourage refinancings,
         with the result that the average life and volatility of
         the security will increase, exacerbating its decrease
         in market price. When interest rates fall, however,
         mortgage-backed securities may not gain as much in market
         value because of the expectation of additional mortgage
         prepayments that must be reinvested at lower interest
         rates. Prepayment risk may make it difficult to
         calculate the average maturity of a Portfolio of
         mortgage-backed securities and, therefore, to assess
         the volatility risk of that Portfolio.

FOREIGN SECURITY RISKS-- Investments in securities of foreign        Social Issues Small-Cap Equity Portfolio
companies or governments can be more volatile than investments in
U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S.
markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to
U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial
arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the
Portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:

CURRENCY RISK -- Investments in foreign securities denominated in    Social Issues Small-Cap Equity Portfolio
foreign currencies involve additional risks, including:

o    The value of a Portfolio's assets measured in U.S. dollars may be  affected  by changes  in  currency  rates and in  exchange control regulations.
o    A Portfolio may incur  substantial  costs in  connection  with conversions between various currencies.
o    A Portfolio may be unable to hedge against possible variations in  foreign  exchange  rates or to hedge a  specific  security transaction or portfolio position.
o    Only  a  limited   market   currently   exists   for   hedging
     transactions   relating  to  currencies  in  certain  emerging
     markets.

SOCIAL INVESTMENT RISK -- The Portfolios' social screens could       All Portfolios
cause them to underperform similar funds that do not have social policies. Among the reasons for this is stocks that do not meet the social criteria could outperform those that do.

In addition, Portfolio management may forego certain investments for social reasons when it would otherwise be advantageous to make the investment.

INVESTMENT ADVISOR

The Portfolios' Investment Advisor makes (or supervises any subadvisor who makes) investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' respective investment programs. The Board of Trustees of the ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly-owned subsidiary of Allfirst Bank (Allfirst), serves as the Advisor to the Portfolios. As of December 31, 2000, AIA had approximately $15 billion in assets under management. Under an investment advisory agreement with ARK Funds, AIA is entitled to receive advisory fees of:

     SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO                0.60%*
     SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO                         0.70%*
     SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO                           0.70%*
     SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO                         0.80%
--------------------------------------------------------------------------------
* The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.87% for the Social Issues Intermediate Fixed Income Portfolio, 1.03% for the Social Issues Blue Chip Equity Portfolio, and 1.07% for the Social Issues Capital Growth Portfolio until August 31, 2001. With these fee waivers, the actual advisory fees received by AIA may be lower than those shown in the table above.

AIA and Allfirst are indirect wholly owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $71 billion at June 30, 2000.

PORTFOLIO MANAGER

Susan L. Schnaars is a Principal of AIA and manager of the SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO. She is also manager of other ARK Funds Portfolios, and is responsible for managing several large institutional accounts. Ms. Schnaars has been a Principal of AIA and Portfolio Manager since September 1996 and a Vice President of Allfirst since March 1992. Prior to joining Allfirst, Ms. Schnaars managed institutional and commingled fixed income portfolios, including the RAF Fixed Income Fund for PNC Investment Management and Research (formerly known as Provident National Bank). Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 11 years of investment experience.

Clyde L. Randall II is co-manager, with Mr. Ashcroft, of the SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO and is co-manager of other ARK Funds Portfolios. He has been a Prinicpal of AIA and Portfolio Manager since September 1996 and a Vice President of Allfirst since March 1995. Prior to joining Allfirst, Mr. Randall was an equity analyst and portfolio manager for more than five years at Mercantile Safe Deposit and Trust Company, Baltimore, Maryland. He has more than 13 years of experience in investment research and equity analysis. Mr. Randall is a Chartered Financial Analyst.

Allen J. Ashcroft, Jr. is co-manager, with Mr. Randall, of the SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO and is co-manager of other ARK Funds Portfolios. He has been a Principal of AIA and Portfolio Manager since September 1996 and a Vice President of Allfirst since April 1995. Prior to joining Allfirst, Mr. Ashcroft was an equity analyst and portfolio manager for McGlinn Capital Management, Wyomissing, Pennsylvania, for 12 years. Mr. Ashcroft has more than 19 years of experience in investment research and equity analysis.

The SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO is managed by a portfolio management team under the supervision of J. Eric Leo.

Through the team approach, the firm seeks consistant implementation of process and continuity in investment management staff for the Portfolio. Mr. Leo is the Chief Investment Officer of AIA and Managing Director of Equity Research. Prior to joining AIA in March 1997, he was Executive Vice President and Chief Investment Officer of Legg Mason Capital Management, Inc. in Baltimore, MD. Prior to joining Legg Mason in December 1991, he was a Managing Director of Equitable Capital Management in New York, NY. Mr. Leo is responsible for overseeing AIA's equity investment process. Mr. Leo has over 30 years of investment experience.

H. Giles Knight is manager of the SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO and is manager of another ARK Funds Portfolio. He has been a Principal of AIA and Portfolio Manager since September 1996 and a Senior Vice President of Allfirst since January 1995. Prior to joining Allfirst, Mr. Knight was with ASB
Capital Management, a subsidiary of Nations Bank, from 1990 to 1994. He was Director of Special Equity Investments, Capital Markets Division, where he was responsible for one mutual fund and six employee benefit and personal trust common stock funds. Mr. Knight has nearly 30 years of investment experience.

PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange Institutional Class Shares of the ARK Social Issues Portfolios. Depending on whether you are a client of Allfirst or Allied Irish America, there are different procedures for purchasing, selling, and exchanging shares. See the section below that is appropriate for you.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day).

A Portfolio or its distributor may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order. The fixed income and equity Portfolios each calculate their NAV each Business Day at the close of the NYSE (normally, 4:00 p.m.) Eastern time. So, for your order to be effective the day you submit your purchase order, generally the Portfolio must receive your order and Federal funds before 4:00 p.m. Eastern time.

When the NYSE or the Federal Reserve close early, the Portfolios will advance the time on any such day by which purchase orders must be received.

HOW WE CALCULATE NAV

NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

In calculating NAV, each Portfolio generally values its investment portfolio at its market price. If market prices are unavailable or the Portfolios think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Portfolios hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the market value of these Portfolios' investments may change on days when you cannot purchase or sell Portfolio shares.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in any Portfolio at least $50,000. Your subsequent investments in any Portfolio may be made in amounts of $5,000 or more. Related accounts or other master accounts may be aggregated for this purpose. There may be other minimums or restrictions established by Allfirst, Allied Irish America, or a correspondent bank when you open your account.

CLIENTS OF ALLFIRST

HOW TO PURCHASE PORTFOLIO SHARES

Institutional Class Shares of the ARK Social Issues Portfolios are for individuals, financial institutions, corporations and other entities that have established trust, custodial, sweep or money management relationships with Allfirst or its affiliates or correspondent banks. Before you can buy Institutional Class Shares, you must establish a qualified account. For information on fee schedules and agreements for opening qualified accounts, call 1-800-624-4116 to speak with an investor representative.

Generally, you must make payment to Allfirst or a correspondent bank, which will forward your purchase orders. You will have to follow the procedures applicable to qualified accounts. Your qualified account agreement may require you to pay a fee that is in addition to the fees charged by the Portfolios.

It is expected that Allfirst or a correspondent bank will be the record owner of Institutional Class Shares held through qualified accounts. Allfirst or a correspondent bank will supply clients with quarterly statements showing all account activity.

Shareholders may instruct Allfirst to purchase Institutional Class Shares automatically at preset intervals. Allfirst or a correspondent bank may charge additional fees for this and other services, including cash sweeps. For more information, please call 1-800-624-4116 to speak with an investor representative.

HOW TO SELL YOUR PORTFOLIO SHARES

Generally, you must request a redemption through Allfirst or a correspondent bank, which will forward your redemption request to the Fund. If you have questions, call 1-800-624-4116 or your investor representative at Allfirst or your correspondent bank. The redemption price is based on the next calculation of NAV after your request is received.

BY MAIL. To redeem by mail, send a written request to Allfirst Trust, Mailcode #101-624, P. O. Box 1596, Baltimore, Maryland 21201, or to your correspondent bank.

BY TELEPHONE. To redeem by telephone, call 1-800-624-4116 or your investor representative at Allfirst or your correspondent bank.

RECEIVING YOUR MONEY

Normally, if we receive your redemption request before 4:00 p.m. Eastern time, we will wire your redemption proceeds via Federal funds wire on the next Business Day. Currently, Allfirst pays the costs of these wires. Allfirst or a correspondent bank reserves the right to charge wire fees to investors.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Institutional Class Shares on any Business Day by calling Allfirst at 1-800-624-4116 or your investment representative at Allfirst or a correspondent bank.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request. The Portfolios reserve the right to modify or suspend this exchange privilege.

CLIENTS OF ALLIED IRISH AMERICA

HOW TO PURCHASE PORTFOLIO SHARES

Institutional Class Shares of the ARK Social Issues Portfolios are for financial institutions, corporations and other entities, including, but not limited to, 501(c)(3) organizations and 401(k) plan administrators, that have established trust, custodial, sweep or money management relationships with Allied Irish America or its affiliates or correspondent banks. Before you can buy Institutional Class Shares, you must establish an account. To do so, call 1-800-ARK-FUND (1-800-275-3863) to speak with an investor representative.

You can buy shares by sending a completed Account Application along with your check in U.S. dollars made payable to "ARK Funds" to the address below. Include the name of the appropriate Portfolio(s) on your check. A Portfolio cannot accept third-party checks, credit cards, credit card checks, or cash. Redemptions of shares purchased either by check will be delayed until the investment has been in the account for 15 calendar days.

ARK Funds
P.O. Box 8525
Boston, MA 02266-8525

PURCHASES BY WIRE

You can also buy shares by wiring money to:

State Street Bank and Trust Company
Boston, MA
ABA 011000028
Account Number:            99051609
Attention:                 [ARK Portfolio Name]
Further Credit to:         [Account Name and Number*]

*Prior to wiring money for your first purchase, you must establish an account. To open a new account, call 1-800-ARK-FUND (1-800-275-3863) to speak with an investment representative.

To insure proper crediting of your investment, you should notify ARK Funds' transfer agent at 1-800-ARK-FUND by 12:00 noon Eastern time if you plan to wire money.

You may purchase shares by Automated Clearing House (ACH) funds transfer. To do so, complete the bank information section on the Account Application. Attach a voided check or deposit slip to the Account Application. Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, ARK Funds do not charge a fee for ACH transfers. You may purchase shares through ACH by calling 1-800-ARK-FUND to effect the transfer.

HOW TO SELL YOUR PORTFOLIO SHARES

You may sell your shares on any Business Day by contacting ARK Funds directly by mail at ARK Funds, P.O. Box 8525, Boston, MA 02266-8525, or by telephone at 1-800-ARK-FUND (1-800-275-3863). There is no minimum amount for telephone redemptions. The redemption price is based on the next calculation of NAV after your request is received.

You may not close your account by telephone.

REDEMPTION BY MAIL

Along with your written request, the transfer agent will require a signature guarantee if: (a) the redemption request is for $25,000 or more; (b) you ask us to send redemption proceeds to a name and/or address that differs from the name or address of record; or (c) you request a transfer of registration.

RECEIVING YOUR MONEY

Normally, we send your sale proceeds within three Business Days after we receive your request. Your proceeds can be wired to your bank account or sent to you by check. We reserve the right to charge a $10 wire fee. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from the date of your purchase).

If you established ACH instructions on your account, you can receive your redemption proceeds by ACH wire. Sale proceeds sent via ACH will not be posted to your bank account until the second Business Day following the transaction.

HOW TO EXCHANGE YOUR PORTFOLIO SHARES

To exchange your Portfolio shares, contact ARK Funds directly at 1-800-ARK-FUND (1-800-275-3863). You may exchange your shares on any Business Day.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request.

Before making an exchange, shareholders should consider the investment objective, policies and restrictions of the Portfolio into which they are exchanging, as set forth in the prospectus. Any telephone exchange must satisfy the requirements relating to the minimum initial investment amounts of the Portfolio involved. If you recently purchased shares by check, you may not be able to exchange your shares until your check has cleared (which may take up to 15 days from your date of purchase). ARK Funds reserve the right to reject any telephone exchange request and to modify or terminate the telephone exchange privilege at any time, upon 60 days' written notice.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although ARK Funds has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, ARK Funds is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with ARK Funds over the telephone, you will generally bear the risk of any loss.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


DISTRIBUTION OF PORTFOLIO SHARES

The Distributor receives no compensation for its distribution of Institutional Class Shares. For Institutional Class Shares, shareholder service fees, as a percentage of average daily net assets, may be up to 0.15%.

REDEMPTION IN KIND

The Portfolios reserve the right to make redemptions "IN KIND" - payment of redemption proceeds in portfolio securities rather than cash - if the Portfolios deem that it is in the Portfolio's best interest to do so.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid according to the following schedule:

-------------------------------------------------------------------------------------------------

                                                  FREQUENCY OF            FREQUENCY OF
                                                 DECLARATION OF            PAYMENT OF
PORTFOLIO                                          DIVIDENDS                DIVIDENDS
-------------------------------------------------------------------------------------------------
Social Issues Intermediate Fixed Income Portfolio   Daily                   Monthly
-------------------------------------------------------------------------------------------------
Social Issues Blue Chip Portfolio                   Quarterly               Quarterly
-------------------------------------------------------------------------------------------------
Social Issues Capital Growth Portfolio              Annually                Annually
-------------------------------------------------------------------------------------------------
Social Issues Small-Cap Equity Portfolio            Annually                Annually
-------------------------------------------------------------------------------------------------

Each Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify Allfirst or your correspondent bank in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Portfolio receives your written notice. To cancel your election, simply send Allfirst or your correspondent bank written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Portfolio may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, but vary depending on how long the Portfolio has held its assets. A SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

HOW TO OBTAIN MORE INFORMATION ABOUT ARK FUNDS

INVESTMENT ADVISOR

Allied Investment Advisors, Inc.
100 E. Pratt Street
Baltimore, MD  21202

SOCIAL RESEARCH PROVIDER

Kinder, Lydenberg, Domini & Co., Inc.
530 Atlantic Avenue
7th Floor
Boston, MA 02210


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA  19456

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C.  20036

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, MA  02110

More information about the Portfolio is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated February ___, 2001 includes detailed information about the Portfolios. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the holdings of the ARK Funds Portfolios and contain information from the Portfolios' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

                                INSIDE BACK COVER

BY TELEPHONE:  Call 1-800-ARK-FUND (1-800-275-3863)

BY MAIL:  Write to us at:

ARK Funds
c/o Allfirst Bank Trust Division
Banc #101-624
P.O. Box 1596
Baltimore, MD  21201

FROM OUR WEBSITE:  www.arkfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual
Reports, as well as other information about ARK Funds, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102 or (2) sending an electronic request to publicinfo @sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

                                    ARK FUNDS

                  PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO


                             INSTITUTIONAL II CLASS

                                   PROSPECTUS
                                FEBRUARY ___, 2001


                               INVESTMENT ADVISOR:
                        ALLIED INVESTMENT ADVISORS, INC.


                 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
                   APPROVED OR DISAPPROVED THESE SECURITIES OR
                  PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.

                           HOW TO READ THIS PROSPECTUS

ARK Funds is a mutual fund family that offers shares in separate investment Portfolios. The Portfolios have individual investment goals and strategies. This prospectus gives you important information about the Institutional II Class Shares of the Pennsylvania Tax-Free Money Market Portfolio (Portfolio) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE PORTFOLIO, PLEASE SEE:

                                                                         PAGE
     ARK PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO..................... 4
     ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK.......................... 7
     THE PORTFOLIO'S OTHER INVESTMENTS.................................... 8
     INVESTMENT ADVISOR................................................... 8
     PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES.................. 8
     DISTRIBUTION OF PORTFOLIO SHARES.....................................11
     DIVIDENDS AND DISTRIBUTIONS..........................................11
     TAXES................................................................12
     HOW TO OBTAIN MORE INFORMATION ABOUT ARK FUNDS........Inside Back Cover

INTRODUCTION

The Portfolio is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Portfolio has its own investment goal and strategies for reaching that goal. The investment advisor invests the Portfolio's assets in a way that it believes will help the Portfolio achieve its goal. Still, investing in the Portfolio involves risk, and there is no guarantee that the Portfolio will achieve its goal. The investment advisor's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in the Portfolio, just as you could with other investments. A Portfolio share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

THE PORTFOLIO TRIES TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE PORTFOLIO WILL ACHIEVE THIS GOAL.

ARK PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

PORTFOLIO SUMMARY

INVESTMENT GOAL                             Maximizing current income
                                            exempt from Federal and
                                            Pennsylvania state income taxes
                                            and providing liquidity and
                                            security of principal

INVESTMENT FOCUS                            Short-term, high-quality
                                            Pennsylvania municipal money
                                            market obligations

SHARE PRICE VOLATILITY                      Very low

PRINCIPAL INVESTMENT STRATEGY               Investing in Pennsylvania
                                            municipal money market securities

INVESTOR PROFILE                            Conservative investors seeking
                                            income exempt from Federal
                                            and Pennsylvania state income taxes
                                            through a low-risk, liquid
                                            investment

PRINCIPAL INVESTMENT STRATEGY OF THE PENNSYLVANIA TAX-FREE MONEY MARKET
PORTFOLIO

The Pennsylvania Tax-Free Money Market Portfolio seeks its investment goal by investing substantially all of its assets in high-quality, short-term municipal money market instruments that pay interest exempt from Federal and Pennsylvania state income taxes. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Advisor to be of equal credit quality. Normally, the Portfolio will not invest in securities subject to the Alternative Minimum Tax or in taxable municipal securities.

In selecting securities for the Portfolio, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Portfolio. In addition, the Portfolio may only purchase securities that meet certain SEC requirements. Under these requirements, the Portfolio's securities must have remaining maturities of 397 days or less, and the Portfolio must have a dollar-weighted average maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

An investment in the Portfolio is subject to income risk, which is the possibility that the Portfolio's yield will decline due to falling interest rates. A Portfolio share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Portfolio's securities.

The Portfolio's concentration of investments in securities of issuers located in Pennsylvania subjects the Portfolio to the effects of economic and government policies of Pennsylvania.


PERFORMANCE INFORMATION

Performance information for the Portfolio will be available after the Portfolio has completed its first calendar year of operations.

PORTFOLIO FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE PORTFOLIO.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                            INSTITUTIONAL II
                                                                                 CLASS
---------------------------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of          None
    offering price)
    Maximum Deferred Sales Charge (Load) (as a percentage of offering             None
    price)
    Maximum Sales Charge (Load) Imposed on Reinvested Dividends and               None
    other Distributions (as a percentage of offering price)
    Redemption Fee (as a percentage of amount redeemed, if applicable)            None
    Exchange Fee                                                                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)


                                                                      INSTITUTIONAL II CLASS
---------------------------------------------------------------------------------------------
     Investment Advisory Fees                                                  0.25%
     Distribution (12b-1) Fees                                                 0.15%
     Other Expenses                                                            0.43%(1)
                                                                               -----
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                                      0.83%
     Fee Waivers and Expense Reimbursements                                    0.25%
                                                                               -----
NET TOTAL OPERATING EXPENSES                                                   0.58%(2)

-------------------------------------------------------------------------------------

(1)  Other Expenses are based on estimated amounts for the current fiscal year.
(2) The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.58% until August 31, 2001.

For more information about fees, see "Investment Advisor" and "Distribution of Portfolio Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Portfolio expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Portfolio would be:

            1 YEAR                        3 YEARS
             $59                           $240

ADDITIONAL INFORMATION ABOUT PRINCIPAL RISK

RISKS

MUNICIPAL ISSUER RISK -- There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Portfolio's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Portfolio's concentration of investments in issuers located in a single state makes the Portfolio more susceptible to adverse political or economic developments affecting that state. Such Portfolio also may be riskier than mutual funds that buy securities of issuers in numerous states.

THE PORTFOLIO'S OTHER INVESTMENTS

This prospectus describes the Portfolio's primary strategies, and the Portfolio will invest at least 80% of its total assets in the types of securities described in this prospectus. However, the Portfolio also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, there is no guarantee that the Portfolio will achieve its investment goal.


INVESTMENT ADVISOR

The Portfolio's Investment Advisor makes investment decisions for the Portfolio and continuously reviews, supervises and administers the Portfolio's respective investment programs.

The Board of Trustees of the ARK Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Allied Investment Advisors, Inc. (AIA), a wholly-owned subsidiary of Allfirst Bank (Allfirst), serves as the Advisor to the Portfolio. As of December 31, 2000, AIA had approximately $15 billion in assets under management. Under an investment advisory agreement with ARK Funds, AIA is entitled to receive advisory fees of:

     PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO                0.25%*
--------------------------------------------------------------------------------
* The Board of Trustees has approved an investment advisory fee of 0.25% for the Portfolio. The Portfolio's Advisor has agreed contractually to waive fees and reimburse expenses in order to keep total operating expenses from exceeding 0.58% until August 31, 2001. With these fee waivers, the actual advisory fees received by AIA would be lower than those shown in the table above.


AIA and Allfirst are indirect wholly-owned subsidiaries of Allied Irish Banks, p.l.c. (AIB). AIB is the largest bank in the Republic of Ireland, with assets of approximately $71 billion at June 30, 2000.

PORTFOLIO MANAGER

James M. Hannan is a Principal of AIA and manager of the Portfolio. He is also manager of other ARK Fund Portfolios and is responsible for several separately managed institutional portfolios that he has managed since 1992. He has served as a Vice President of Allfirst since 1987. Prior to 1987 he served as the Treasurer for the city of Hyattsville, Maryland.

PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange Institutional II Class Shares of the Portfolio.

Institutional II Class Shares are for individuals, financial institutions, corporations and other entities that have established trust relationships with Allfirst or its affiliates or correspondent banks. Before you can buy Institutional II Class Shares, you must establish a qualified account.

For information on fee schedules and agreements for opening qualified accounts, call 1-800-624-4116 to speak with an investor representative.

HOW TO PURCHASE PORTFOLIO SHARES

Generally, you must make payment to Allfirst or a correspondent bank, who will forward your purchase orders. You may purchase shares directly by Federal funds, wire or other funds immediately available to the Portfolio. The Portfolio cannot accept checks, third-party checks, credit cards, credit card checks, or cash.

You will have to follow the procedures applicable to qualified accounts. Your qualified account agreement may require you to pay a fee that is in addition to the fees charged by the Portfolio.

It is expected that Allfirst, or a correspondent bank, will be the record owner of Institutional II Class Shares held through qualified accounts. Allfirst, or a correspondent bank, will supply clients with quarterly statements showing all account activity.

Shareholders may instruct Allfirst or a correspondent bank to purchase Institutional II Class Shares automatically at preset intervals. Allfirst or a correspondent bank may charge additional fees for this and other services, including cash sweeps. For more information, please call 1-800-624-4116 to speak with an investor representative.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve Bank of New York (Federal Reserve) are open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

The Portfolio or its distributor may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Portfolio or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order. We expect that the NAV of the Portfolio will remain constant at $1.00 per share.

The Portfolio calculates its NAV each Business Day at 12:00 noon Eastern time and 4:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Portfolio must receive and accept your order and receive Federal funds (readily available funds) before 12:00 noon Eastern time. For orders received and accepted after 12:00 noon Eastern time but before 4:00 p.m. Eastern time, you will begin earning dividends on the next Business Day.

When the NYSE or Federal Reserve close early, the Portfolio will advance the time on any such day by which purchase orders must be received.

HOW WE CALCULATE NAV

NAV for one Portfolio share is the value of that share's portion of all of the net assets in the Portfolio.

In calculating NAV for the Portfolio, we generally value its investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Portfolio may value its securities at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500 in the Portfolio. Your subsequent investments in the Portfolio may be made in any amount. There may be other minimums or restrictions established by Allfirst or a correspondent bank when you open your account.

HOW TO SELL YOUR PORTFOLIO SHARES

Holders of Institutional II Class Shares may sell shares by telephone or by mail on any Business Day by following procedures established when they opened their qualified account. If you have questions, call 1-800-624-4116 or your investor representative at Allfirst or a correspondent bank. The redemption price is based on the next calculation of NAV after your request is received.

BY MAIL. To redeem by mail, send a written request to Allfirst Bank Trust Division Banc #101-624, P.O. Box 1596, Baltimore, Maryland 21201, or to your correspondent bank and follow their procedures.

BY TELEPHONE. To redeem by telephone, call 1-800-624-4116 or your investor representative at Allfirst or a correspondent bank.


RECEIVING YOUR MONEY

Normally, if we receive your redemption request by 12:00 noon Eastern time on any Business Day, we will send your sale proceeds on that day. Your proceeds can be wired to your bank account. For Allfirst clients, currently Allfirst Bank pays the costs of these wires. The Portfolio reserves the right to charge wire fees to investors. You may not close your account by telephone.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Portfolio may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Institutional II Class Shares on any Business Day by contacting us directly by telephone by calling 1-800-624-4116 or your investor representative at Allfirst or a correspondent bank.

When you exchange shares, you are really selling your shares and buying other Portfolio shares. So, your sale price and purchase price will be based on the NAV next calculated after the Portfolio receives your exchange request. The Portfolio reserves the right to modify or suspend this exchange privilege.

An exchange between the Institutional II Class and another class of any other ARK Funds Portfolio is generally not permitted, except that an exchange to Class A Shares of a Portfolio will occur if an investor becomes ineligible to hold Institutional II Class Shares. ARK Funds will provide 30 days notice of any such exchange. ARK Funds have received a private letter ruling from the Internal Revenue Service that provides that exchanges of shares of one class of an ARK Funds Portfolio for another class of the same Portfolio will not be a taxable event.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Portfolio shares over the telephone is extremely convenient, but not without risk. Although ARK Funds has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, ARK Funds is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with ARK Funds over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF PORTFOLIO SHARES

The Portfolio has adopted a distribution plan that allows the Portfolio to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets, may be up to 0.75%. The Board has set the distribution fees as follows:

Pennsylvania Tax-Free Money Market Portfolio           0.15%

REDEMPTION IN KIND

The Portfolio reserve the right to make redemptions "IN KIND" - payment of redemption proceeds in portfolio securities rather than cash - if the portfolio deems that it is in the Portfolio's best interest to do so.

DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. The Portfolio makes distributions of capital gains, if any, at least annually. If you own Portfolio shares on the Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify Allfirst or your correspondent bank in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after Allfirst receives your written notice. To cancel your election, simply send written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Portfolio and its shareholders. This summary is based on current tax laws, which may change.

The Portfolio will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to Federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Portfolio may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, but vary depending on how long the Portfolio has held its assets. A SALE OR EXCHANGE OF SHARES IS GENERALLY A TAXABLE EVENT.

The Portfolio intends to distribute Federally tax-exempt income. The Portfolio may invest a portion of its assets in securities that generate taxable income for Federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by the Portfolio may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

HOW TO OBTAIN MORE INFORMATION ABOUT ARK FUNDS


INVESTMENT ADVISOR

Allied Investment Advisors, Inc.
100 E. Pratt Street
Baltimore, MD 21202

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC  20036

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, MA 02110


More information about the Portfolio is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated February ___, 2001 includes detailed information about the Portfolio. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the holdings of the ARK Funds Portfolios' and contain information from the Portfolios managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Portfolios.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-624-4116

BY MAIL:  Write to us at:
ARK Funds

                                Inside Back Cover
c/o Allfirst Bank Trust Division
Banc #101-624
P.O. Box 1596
Baltimore, MD 21201

FROM OUR WEBSITE:  www.arkfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about ARK Funds, from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call (202) 942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by
(1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102 or (2) sending an electronic request to publicinfo@ sec.gov. ARK Funds' Investment Company Act registration number is 811-7310.

                                    ARK FUNDS

                  PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO
                           SMALL-CAP EQUITY PORTFOLIO
                SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO
                    SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO
                     SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO
                    SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY ___, 2001

          This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses dated February ___, 2001, for the Retail Class A and Class B shares of Pennsylvania Tax-Free Money Market Portfolio and Small-Cap Equity Portfolio, the Institutional Class Shares of Pennsylvania Tax-Free Money Market Portfolio, Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Equity Portfolio, Social Issues Capital Growth Portfolio and Social Issues Small-Cap Equity Portfolio and the Institutional II Class Shares of the Pennsylvania Tax-Free Money Market Portfolio of the ARK Funds (the "Fund"). Please retain this document for future reference. Capitalized terms used but not defined herein have the meanings given them in the prospectuses. The Fund's Annual Report (including financial statements for the fiscal year ended April 30, 2000) and Semi-Annual Report (including financial statements for the six months ended October 31, 2000) are incorporated herein by reference. To obtain additional copies of the prospectuses, Annual Report, Semi-Annual Report or this Statement of Additional Information, please call 1-800-624-4116.

TABLE OF CONTENTS                                                        PAGE

INVESTMENT GOALS AND STRATEGIES.............................................3

INVESTMENT POLICIES AND LIMITATIONS.........................................7

INVESTMENT PRACTICES.......................................................10

SPECIAL CONSIDERATIONS.....................................................29

PORTFOLIO TRANSACTIONS.....................................................37

VALUATION OF PORTFOLIO SECURITIES..........................................39

PORTFOLIO PERFORMANCE......................................................40

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................42

TAXES .....................................................................43

TRUSTEES AND OFFICERS......................................................48

INVESTMENT ADVISOR.........................................................50

ADMINISTRATOR AND DISTRIBUTOR..............................................52

TRANSFER AGENT.............................................................55

CUSTODIAN..................................................................55

CODE OF ETHICS.............................................................55

DESCRIPTION OF THE FUND....................................................56

INDEPENDENT AUDITORS.......................................................58

FINANCIAL STATEMENTS.......................................................58

Appendix A - Description of Indices and Ratings...........................A-1
Appendix B - 2000 Tax Rates...............................................B-1

                         INVESTMENT GOALS AND STRATEGIES

         The Fund consists of separate investment portfolios with a variety of investment goals and strategies. A Portfolio's investment advisor is responsible for providing a continuous investment program in accordance with its investment goal and strategies. Except for its investment goal and those strategies identified as fundamental, the investment policies of the Portfolios are not fundamental and may be changed by the Board of Trustees of the Fund without shareholder approval. The investment policies of the Pennsylvania Tax-Free Money Market Portfolio, Small-Cap Equity Portfolio, Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Portfolio, Social Issues Capital Growth Portfolio and Social Issues Small-Cap Equity Portfolio (Portfolios) are set forth below. Additional information regarding the types of securities in which the Portfolios may invest and certain investment transactions is provided in the Fund's prospectuses and elsewhere in this Statement of Additional Information. See "Investment Policies and Limitations."

PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

         The PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO invests in high-quality, short-term, U.S. dollar-denominated instruments determined by the Advisor to present minimal credit risks in accordance with guidelines adopted by the Board of Trustees. The Portfolio seeks to maintain a net asset value per share of $1.00, limit its investments to securities with remaining maturities of 397 days or less, and maintain a dollar-weighted average maturity of 90 days or less. Estimates may be used in determining a security's maturity for purposes of calculating average maturity. An estimated maturity can be substantially shorter than a stated final maturity. Although the Portfolio's policies are designed to help maintain a stable $1.00 share price, all money market instruments can change in value when interest rates or issuers' creditworthiness change, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value are large enough, the Portfolio's share price could fall below $1.00. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields.

         The investment goal of the PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO is to maximize current income exempt from Federal and Pennsylvania state income taxes and provide liquidity and security of principal. The Portfolio attempts to invest 100% of its assets in securities exempt from Federal (including the alternative minimum tax) and Pennsylvania state income taxes. The Portfolio has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from Federal income tax, including the Federal alternative minimum tax, and Pennsylvania state income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions.

         The Portfolio invests in high-quality, short-term municipal money market instruments but may also invest in high-quality, long-term fixed, variable or floating rate instruments (including tender option bonds) which have demand features or interest rate adjustment features that result in interest rates, maturities and prices similar to short-term instruments. The Portfolio's investments in municipal securities may include tax, revenue or bond anticipation notes; tax-exempt commercial paper; general obligation or revenue bonds (including municipal lease obligations and resource recovery bonds); and zero coupon bonds. At least 95% of the assets of the Portfolio will be invested in securities that have received the highest rating assigned by any two NRSROs or, if only one such rating organization has assigned a rating, such single organization. The Portfolio may also acquire unrated securities determined by the Advisor to be of comparable quality in accordance with guidelines adopted by the Board of Trustees.

         The Advisor anticipates that the PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO will be as fully invested as is practicable in municipal obligations. However, the Portfolio reserves the right for temporary defensive purposes to invest without limitation in taxable money market instruments. There may be occasions when, as a result of maturities of portfolio securities or sales of Portfolio shares, or in order to meet anticipated redemption requests, the Portfolio may hold cash which is not earning income.

         The PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO may invest up to 25% of its net assets in a single issuer's securities. The Portfolio may invest any portion of its assets in industrial revenue bonds ("IRBs") backed by private companies, and may invest up to 25% of its total assets in IRBs related to a single industry. The Portfolio also may invest 25% or more of its total assets in tax-exempt securities whose revenue sources are from similar types of projects (E.G., education, electric utilities, health care, housing, transportation, water, sewer, and gas utilities). There may be economic, business or political developments or changes that affect all securities of a similar type. Therefore, developments affecting a single issuer or industry, or securities financing similar types of projects, could have a significant effect on the Portfolio's performance.


SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO

         The investment goal of the SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO is to provide current income.

         The Portfolio may invest in income-producing securities of all types, including bonds, notes, mortgage securities, government and government agency obligations, zero coupon securities, convertible securities, foreign securities, indexed securities and asset-backed securities. The Portfolio normally will invest in investment-grade debt securities (including convertible securities) and unrated securities determined by the Advisor to be of comparable quality. The Portfolio may also invest up to 5% of its total assets in securities rated below investment grade ("junk bonds"). Common stocks acquired through the exercise of conversion rights or warrants, or the acceptance of exchange or similar offers, ordinarily will not be retained by the Portfolio. An orderly disposition of these stocks will be effected consistent with the judgment of the Advisor as to the best price available. Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in fixed-income securities.

SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO


         The investment goal of the SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO is capital appreciation.

         The Portfolio seeks capital appreciation from a broadly diversified portfolio of common stocks of established, large capitalization companies. The Portfolio may also seek capital by investing up to 35% of its total assets in other types of securities, including preferred stock and debt securities, securities convertible into common stock and asset-backed securities. The Portfolio normally invests in investment-grade debt securities (including convertible securities) and unrated securities determined by the Advisor to be of comparable quality, but may also invest up to 5% of its total assets in securities rated below investment grade ("junk bonds").

         Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in equity securities of companies with operating histories of ten years or more and market capitalizations in excess of $5 billion. It is expected that the companies in which the Portfolio invests will be based primarily in the United States and will be recognized market leaders with strong financial positions.


SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO

         The investment goal of SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO is long-term capital appreciation. The Portfolio is expected to produce modest dividend or interest income. This income will be incidental to the Portfolio's primary goal.

         The Portfolio seeks capital appreciation from a broadly diversified portfolio of primarily common stocks and securities convertible into common stock. The Portfolio may also seek capital appreciation by investing up to 35% of its total assets in other types of securities, including preferred stock, debt securities, asset-backed securities and indexed securities. Debt securities (including convertible securities) in which the Portfolio invests will normally be investment grade or unrated securities determined by the Advisor to be of comparable quality. The Portfolio may, however, invest up to 5% of its total assets in securities rated below investment grade ("junk bonds").


SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO AND SMALL-CAP EQUITY PORTFOLIO

         The investment goal of the SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO AND THE SMALL-CAP EQUITY PORTFOLIO is long-term capital appreciation.

         Under normal circumstances, at least 65% of the value of the Portfolios' total assets will be invested in equity securities of companies with a market capitalization of $2 billion or less at the time of investment. The Advisor will seek to identify companies with above-average growth potential or companies experiencing an unusual or possibly non-repetitive development taking place in the company, I.E., a "special situation".

         The SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO AND THE SMALL-CAP EQUITY PORTFOLIO may invest in companies experiencing an unusual or possibly non-repetitive development or "special situation." An unusual or possibly non-repetitive development or special situation may involve one or more of the following characteristics:

         o a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts

         o changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry

         o new or changed management, or material changes in management policies or corporate structure

         o significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations or other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns

          The Advisor intends to invest primarily in common stocks and securities that are convertible into common stocks; however, the Portfolios may also invest up to 35% of its total assets in debt securities of all types and quality if the Advisor believes that investing in these securities will result in capital appreciation. The Portfolios may invest up to 35% of its total assets in securities rated below investment grade ("junk bonds"). The Portfolios may also invest up to 35% of its total assets in foreign securities of all types and may enter into forward currency contracts for the purpose of managing exchange rate risks and to facilitate transactions in foreign securities. The Portfolios may purchase or engage in indexed securities, illiquid instruments, loans and other direct debt instruments, options and futures contracts, repurchase agreements, securities loans, restricted securities, swap agreements, warrants, real estate-related instruments and zero coupon bonds.

         The Portfolios spread investment risk by limiting their holdings in any one company or industry. The Advisor may use various investment techniques to hedge the Portfolios' risks, but there is no guarantee that these strategies will work as intended.


SOCIAL ISSUES PORTFOLIOS

         With respect to the SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO, SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO, SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO, and SOCIAL ISSUES SMALL-CAP EQUITY PORTFOLIO ("SOCIAL ISSUES PORTFOLIOS"), the Advisor will apply social screens licensed from Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), an investment management consultant with expertise in social investing, in selecting the securities for these Portfolios in addition to utilizing the investment criteria set forth above.

                       INVESTMENT POLICIES AND LIMITATIONS

         The following policies and limitations supplement those set forth in the prospectuses. Unless otherwise expressly noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage or standard will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in value, net assets, or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment policies and limitations.

         The Portfolios' investment limitations are listed in the following tables. Fundamental investment policies cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the 1940 Act) of a Portfolio.


                                                                                   PORTFOLIOS TO WHICH THE POLICY
FUNDAMENTAL POLICIES:                                                              APPLIES:

The Portfolio may not issue senior securities, except as permitted under the       All Portfolios
1940 Act.



The Portfolio may not borrow money, except that the Portfolio may (i) borrow       All Portfolios
money from a bank for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose;
provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities
(other than borrowings).  Any borrowings that come to exceed this amount will be reduced within three business days to the extent necessary to comply with the 33
1/3% limitation.

                                                     7


The  Portfolio  may not with  respect to 75% of its total  assets,  purchase the   All Portfolios
securities of any issuer  (other than securities issued or guaranteed by the U.S.
government or any of its agencies or  instrumentalities)  if, as a result, (a)
more than 5% of the Portfolio's  total assets would be invested in the securities of that issuer,  or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.


The Portfolio may not underwrite securities issued by others, except to the        All Portfolios
extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.


The Portfolios may not purchase the securities of any issuer (other than           All Portfolios
securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry.


The Portfolios may not purchase or sell real estate unless  acquired as a result   All Portfolios
of ownership of securities or other instruments (but this shall not prevent the
Portfolios from  investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).


The Portfolios may not purchase or sell commodities unless acquired as a result   All  Portfolios
of ownership of securities or other instruments (but this shall not prevent the
Portfolio from purchasing  or selling  futures contracts or options on such contracts for the purpose of managing its exposure to changing interest rates, security prices, and currency exchange rates).

                                                8


The  Portfolio may not lend any security or make any other loan if, as a result,   All  Portfolios
more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.



THE FOLLOWING  INVESTMENT  LIMITATIONS ARE NOT  FUNDAMENTAL  POLICIES AND MAY BE
CHANGED WITHOUT SHAREHOLDER APPROVAL:

NON-FUNDAMENTAL POLICIES:                                                          PORTFOLIOS TO WHICH THE POLICY
                                                                                   APPLIES:

The Portfolio does not currently intend to sell securities short, unless it owns   All  Portfolios
or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

The Portfolio, in order to meet Federal tax requirements for qualification as a    All Portfolios
"regulated investment company," limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to
"Government securities" as defined for Federal tax purposes.

The Portfolio will not purchase any security while borrowings (including reverse   All Portfolios
repurchase agreements) representing more than 5% of its total assets are outstanding.

The Portfolio does not currently intend to purchase securities on margin, except   All Portfolios
that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options shall not constitute purchasing securities on margin.

The  Portfolio  does not  currently  intend to purchase  securities of             All Portfolios

                                        9


other investment companies, except to the extent permitted by the 1940 Act.

The  Portfolio  does not  currently  intend to purchase  any  security  if, as a   All Portfolios (other than
result, more than 15% of its net assets would be invested in securities that are   Pennsylvania Tax-Free
deemed  to be  illiquid  because  they  are  subject  to  legal  or  contractual   Money Market Portfolio)
restrictions  on resale or because  they  cannot be sold or  disposed  of in the ordinary  course of  business  at  approximately  the  prices at which  they are valued.

The Portfolio does not currently intend to purchase any security if, as a          Pennsylvania Tax-Free
result, more than 10% of its net assets would be invested in securities that are   Money Market Portfolio
deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.


The Portfolio does not currently intend to invest more than 25% of its total       Pennsylvania Tax-Free
assets in industrial revenue bonds issued by entities whose principal business     Money Market Portfolio
activities are in the same industry.

                              INVESTMENT PRACTICES

         The Portfolios may engage in the following investment practices consistent with their investment policies and limitations. Please refer to the current prospectuses and the section "Investment Policies and Limitations" contained in this Statement of Additional Information for a further description of each Portfolio's investment policies and limitations.


DEPOSITARY RECEIPTS

         American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs") are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in the United States and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.


DELAYED DELIVERY TRANSACTIONS

         Buying securities on a delayed-delivery or when-issued basis and selling securities on a delayed-delivery basis involve a commitment by the Portfolio to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Portfolio may receive fees for entering into delayed-delivery transactions.

         When purchasing securities on a delayed-delivery or when-issued basis, the Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when delayed-delivery or when-issued purchases are outstanding, such purchases may result in a form of leverage. When delayed-delivery or when-issued purchases are outstanding, the Portfolio will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss.

         The  Portfolio  may   renegotiate   delayed-delivery   or   when-issued
transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.


EUROPEAN MONETARY UNION AND THE EURO

         On January 1, 1999, the European Monetary Union ("EMU") introduced a new single currency, the Euro, which replaces the national currencies of the participating member nations. Until 2002, the national currencies will continue to exist, but exchange rates will be pegged to the Euro. In addition, the 11 participating countries will share a single official interest rate and will adhere to agreed upon guidelines on government borrowing. Although budgetary decisions remain in the hands of each participating country, the European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro group.




FEDERALLY TAXABLE OBLIGATIONS

         The Pennsylvania Tax-Free Money Market Portfolio generally does not intend to invest in securities whose interest is taxable; however, from time to time the Portfolio may invest on a temporary basis in fixed-income obligations whose interest is subject to Federal income tax. For example, the Portfolio may invest in obligations whose interest is taxable pending the investment or reinvestment in municipal securities of proceeds from the sale of its shares or sales of portfolio securities.

         Should the Portfolio invest in taxable obligations, it would purchase securities that, in the Advisor's judgment, are of high quality. This would include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, obligations of domestic banks and repurchase agreements. The Portfolio's standards for high-quality taxable obligations are essentially the same as those described by Moody's in rating corporate obligations within its two highest ratings of Prime-1 and Prime-2, and those described by S&P in rating corporate obligations within its two highest ratings of A-1 and A-2. The Portfolio may also acquire unrated securities determined by the Advisor to be of comparable quality.

         The Supreme Court of the United States has held that Congress may subject the interest on municipal obligations to Federal income tax. Proposals to restrict or eliminate the Federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals may also be introduced before state legislatures that would affect the state tax treatment of the Portfolio's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Portfolio's holdings would be affected and the Board of Trustees would reevaluate the Portfolio's investment objectives and policies.

         The Pennsylvania Tax-Free Money Market Portfolio anticipates being as fully invested in municipal securities as is practicable; however, there may be occasions when as a result of maturities of portfolio securities, or sales of portfolio shares, or in order to meet redemption requests, the Portfolio may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions or to preserve credit quality, the Portfolio may be required to sell securities at a loss.


FOREIGN INVESTMENTS

         Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

         Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

         Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Portfolios' Advisor will be able to anticipate these potential events or counter their effects.

         The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

         The Portfolios may invest in foreign securities that impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.


ILLIQUID INVESTMENTS

         Illiquid investments cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Portfolios' Advisor determines the liquidity of the Portfolio's investments and, through reports from the Advisor, the Board monitors investment in illiquid instruments. In determining the liquidity of the Portfolios' investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment), and (6) general credit quality. Investments currently considered by the Portfolios to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, non-government stripped fixed-rate mortgage-backed securities and government stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, over-the-counter options and swap agreements. Although restricted securities and municipal lease obligations are sometimes considered illiquid, the Portfolios' Advisor may determine certain restricted securities and municipal lease obligations to be liquid. In the absence of market quotations, illiquid investments are valued for purposes of monitoring amortized cost valuation (Pennsylvania Tax-Free Money Market Portfolio) and priced (Small-Cap Equity Portfolio, Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Portfolio, Social Issues Capital Growth Portfolio and Social Issues Small-Cap Equity Portfolio) at fair value as determined in good faith by a committee appointed by the Board of Trustees. If, as a result of a change in values, net assets or other circumstances, the Portfolio were in a position where more than 10% (Pennsylvania Tax-Free Money Market Portfolio) or 15% (Small-Cap Equity Portfolio, Social Issues Intermediated Fixed Income Portfolio, Social Issues Blue Chip Portfolio, Social Issues Capital Growth Portfolio and Social Issues Small-Cap Equity Portfolio) of its assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

RESTRICTED SECURITIES

         Restricted securities are securities that generally can only be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.


INDEXED SECURITIES

         The Portfolios may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.


LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         Direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Portfolio's policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any NRSRO. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, its share price and yield could be adversely affected. Loans that are fully secured offer the Portfolio more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also will involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Portfolio. For example, if a loan is foreclosed, the Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Portfolio could be held liable as a co-lender. Direct debt instruments also may involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Portfolio in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Portfolio's Advisor will conduct research and analysis in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

         A loan is often administered by a bank or other financial institution which acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Portfolio has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against the borrower. If assets held by the agent for the benefit of the Portfolio were determined to be subject to the claims of the agent's general creditors, the Portfolio might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

         The Portfolios limit the amount of total assets that they will invest in any one issuer or in issuers within the same industry (see fundamental limitations for the Portfolios). For purposes of these limitations, the Portfolio generally will treat the borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, SEC interpretations require the Portfolio, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.


LOWER-RATED DEBT SECURITIES

         Lower-rated debt securities (I.E., securities rated Ba1 or lower by Moody's or BB+ or lower by S&P, or having comparable ratings by other NRSROs) may have poor protection with respect to the payment of interest and repayment of principal. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

         While the market for lower-rated, high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated securities that defaulted rose significantly above prior levels, although the default rate decreased in 1992.

         The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing these debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value, and of the Portfolio to dispose of, lower-rated debt securities.

         Since the risk of default is higher for lower-rated debt securities, the research and credit analysis of the Portfolio's Advisor are an especially important part of managing the Portfolio's investment in securities of this type. In considering investments in such securities for the Portfolio, its Advisor will attempt to identify those issuers whose financial condition are adequate to meet future obligations, have improved, or are expected to improve in the future. The Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.

         The Portfolio may choose, at its own expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Portfolio's shareholders.

MUNICIPAL LEASE OBLIGATIONS

         Municipal leases and participation interests therein, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities, such as fire and sanitation vehicles, telecommunications equipment, and other capital assets. Generally, the Portfolios will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the Portfolio a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

         Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation" clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance obligations.

         In determining the liquidity of a municipal lease obligation, the Portfolio's Advisor will differentiate between direct municipal leases and municipal lease-backed securities, the latter of which may take the form of a lease-backed revenue bond, a tax-exempt asset-backed security, or any other investment structure using a municipal lease-purchase agreement as its base. While the former may present liquidity issues, the latter are based on a well-established method of securing payment of a municipal lease obligation.


MARKET DISRUPTION RISK

         The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities.

         Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by the Portfolio. For the Pennsylvania Tax-Free Money Market

Portfolio, investing in these securities may make it more difficult to maintain a stable net asset value per share.


PORTFOLIOS' RIGHTS AS SHAREHOLDERS

         The Portfolios do not intend to direct or administer the day-to-day operations of any company whose shares they hold. A Portfolio, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the board of directors or trustees, and the shareholders of a company when its Advisor determines that such matters could have a significant effect on the value of the Portfolio's investment in the company. The activities that a Portfolio may engage in, either individually or in conjunction with other shareholders, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or trustees, or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a Portfolio could be involved in lawsuits related to such activities. The Portfolio's Advisor will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Portfolio and the risk of actual liability if the Portfolio is involved in litigation. There is no guarantee, however, that litigation against a Portfolio will not be undertaken or liabilities incurred.


REAL-ESTATE-RELATED INSTRUMENTS

         Real-estate-related instruments include real estate investment trusts (REITs), commercial and residential mortgage-backed securities and real estate financings. Real-estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real assets, overbuilding and the management and creditworthiness of the issuer. Real-estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.


REFUNDING CONTRACTS

         Refunding obligations require the issuer to sell and the Portfolio to buy refunded municipal obligations at a stated price and yield on a settlement date that may be several months or years in the future. The Portfolio generally will not be obligated to pay the full purchase price if it fails to perform under a refunding contract. Instead, refunding contracts generally provide for payment of liquidated damages to the issuer (currently 15% to 20% of the purchase price). The Portfolio may secure its obligations under a refunding contract by depositing collateral or a letter of credit equal to the liquidated damages provisions of the refunding contract. When required by SEC guidelines, the Portfolio will place liquid assets in a segregated custodial account equal in amount to its obligations under refunding contracts.

REPURCHASE AGREEMENTS

         In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell it to the seller at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked to market daily) of the underlying security. The risk associated with repurchase agreements is that a Portfolio may be unable to sell the collateral at its full value in the event of the seller's default. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio in connection with bankruptcy proceedings), it is each Portfolio's current policy to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by its Advisor.


REVERSE REPURCHASE AGREEMENTS

         In a reverse repurchase agreement, the Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by its Advisor. These transactions may increase fluctuations in the market value of the Portfolio's assets and may be viewed as a form of leverage.


SECURITIES LENDING

         The Board of Trustees has authorized securities lending for the Social Issues Intermediate Fixed Income Portfolio. This Portfolio may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and found satisfactory by the Portfolio's Advisor.

         It is the current view of the SEC that the Portfolio may engage in loan transactions only under the following conditions: (1) the Portfolio must receive 100% collateral in the form of cash or cash equivalents (E.G., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Portfolio must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Portfolio is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (I.E., capital appreciation or depreciation).



SOVEREIGN DEBT OBLIGATIONS

         Sovereign debt instruments are securities issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require negotiations or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.


STANDARD & POOR'S DEPOSITARY RECEIPTS ("SPDRS")

         SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs are listed on the American Stock Exchange. The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500, (b) a cash payment equal to a pro rata portion of the dividends accrued to the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P 500 and the net asset value of a Portfolio Deposit.

         SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of a traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described below under "Hedging Strategies" relating to options, involved in the writing of options on securities.


STANDBY COMMITMENTS

         The Pennsylvania Tax-Free Money Market Portfolio may invest in standby commitments. These obligations are puts that entitle holders to same day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. The Portfolio may acquire standby commitments to enhance the liquidity of portfolio securities when the issuers of the commitments present minimal risk of default.

         Ordinarily the Portfolio will not transfer a standby commitment to a third party, although it could sell the underlying municipal security to a third party at any time. The Portfolio may purchase standby commitments separate from or in conjunction with the purchase of securities subject to such commitments. In the latter case, the Portfolio would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Portfolio, or the valuation of the securities underlying the commitments.

         Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised, the fact that standby commitments are not marketable by the Portfolio and the possibility that the maturities of the underlying securities may be different from those of the commitments.


SWAP AGREEMENTS

         Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Portfolio is not limited to any particular form of swap agreement if its Advisor determines it is consistent with the Portfolio's investment objective and policies.

         In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the rights to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

         Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility a Portfolio's investments and its share price and yield.

         The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The Portfolios expect to be able to reduce their exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         The Portfolio will maintain appropriate liquid assets in segregated custodial accounts to cover its current obligations under swap agreements. If a Portfolio enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Portfolio's accrued obligations under the swap agreement over the accrued amount the Portfolio is entitled to receive under the agreement. If a Portfolio enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Portfolio's accrued obligations under the agreement.


TENDER OPTION BONDS

         The Pennsylvania Tax-Free Money Market Portfolio may invest in tender option bonds. These bonds are created by coupling an intermediate- or long-term fixed-rate tax-exempt bond (generally held pursuant to a custodial agreement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Portfolio effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the Pennsylvania Tax-Free Money Market Portfolio may buy tender option bonds if the agreement gives the Portfolio the right to tender the bond to its sponsor no less frequently than once every 397 days. In selecting tender option bonds for a Portfolio, the Advisor will, pursuant to procedures established by the Board of Trustees, consider the creditworthiness of the issuer of the underlying bond, the custodian, and the third-party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

VARIABLE OR FLOATING RATE INSTRUMENTS

         The Pennsylvania Tax-Free Money Market Portfolio may invest in variable or floating rate instruments that ultimately mature in more than 397 days, if the Portfolio acquires a right to sell the securities that meet certain requirements set forth in Rule 2a-7 under the 1940 Act. Variable rate instruments (including instruments subject to a demand feature) that mature in 397 days or less may be deemed to have maturities equal to the period remaining until the next readjustment of the interest rate. Other variable rate instruments with demand features may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate instrument subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.


VARIABLE OR FLOATING RATE DEMAND OBLIGATIONS

         The Pennsylvania Tax-Free Money Market Portfolio may invest in variable or floating rate demand obligations (VRDOs/FRDOs). These obligations are tax-exempt obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate obligations have interest rates that change whenever there is a change in a designated base rate while variable rate obligations provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

         A demand obligation with a conditional demand feature must have received both a short-term and a long-term high quality rating from a NRSRO or, if unrated, have been determined by the Portfolio's Advisor to be of comparable quality pursuant to procedures adopted by the Board of Trustees. A demand obligation with an unconditional demand feature may be acquired solely in reliance upon a short-term high quality rating or, if unrated, upon finding of comparable short-term quality pursuant to procedures adopted by the Board.

         A Portfolio may invest in fixed-rate bonds that are subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit a Portfolio to tender (or put) the bonds to an institution at periodic intervals of up to one year and to receive the principal amount thereof. A Portfolio considers variable rate obligations structured in this way (participating VRDOs) to be essentially equivalent to other VRDOs that it may purchase. The Internal Revenue Service (the "IRS") has not ruled whether or not the interest on participating VRDOs is tax-exempt and, accordingly, the Portfolios intend to purchase these obligations based on opinions of bond counsel.

         A variable rate instrument that matures in 397 or fewer days may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable rate obligation that matures in more than 397 days but that is subject to a demand feature that is 397 days or fewer may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating rate obligation that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. The Pennsylvania Tax-Free Money Market Portfolio may purchase a demand obligation with a remaining final maturity in excess of 397 days only if the demand feature can be exercised on no more than 30 days' notice (a) at any time or (b) at specific intervals not exceeding 397 days.


WARRANTS

         Warrants are securities that give a Portfolio the right to purchase equity securities from an issuer at a specific price (the "strike price") for a limited period of time. The strike price of a warrant is typically much lower than the current market price of the underlying securities, yet a warrant is subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

         Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.


HEDGING STRATEGIES

         FUTURES TRANSACTIONS

         A Portfolio may use futures contracts and options on such contracts for bona fide hedging purposes within the meaning of regulations promulgated by the Commodity Futures Trading Commission ("CFTC"). A Portfolio may also establish positions for other purposes provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Portfolio after taking into account unrealized profits and unrealized losses on any such instruments.

         FUTURES CONTRACTS

         When a Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Portfolio enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P
500. A futures
contract can be held until its delivery date, or can be closed out prior to its delivery date if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

         FUTURES MARGIN PAYMENTS

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Portfolio's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

         PURCHASING PUT AND CALL OPTIONS RELATING TO SECURITIES OR FUTURES CONTRACTS

         By purchasing a put option, a Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed price (strike price). In return for this right, a Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Portfolio will lose the entire premium it paid. If a Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. A Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if the price of the underlying security falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put-buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call-buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.

         WRITING PUT AND CALL OPTIONS

         When a Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Portfolio will be required to make margin payments to a FCM as described above for futures contracts. A Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

         If the price of the underlying instrument rises, a put-writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put-writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates a Portfolio to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing a call option is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call-writer mitigates the effects of a price decline. At the same time, because a call-writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call-writer gives up some ability to participate in security price increases.

         COMBINED POSITIONS

         A Portfolio may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         CORRELATION OF PRICE CHANGES

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Portfolio's current or anticipated investments exactly. A Portfolio may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics than those of the securities in which it typically invests - for example, by hedging intermediate-term securities with a futures contract on an index of long-term bond prices, or by hedging stock holdings with a futures contract on a broad-based stock index such as the S&P 500 - which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the price of the underlying security the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in the trading of options, futures and securities, or from imposition of daily price fluctuation limits or trading halts. A Portfolio may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or may result in losses that are not offset by gains in other investments.

         LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

         There is no assurance that a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively-low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if the price of an option or futures contract moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

         OTC OPTIONS

         Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option. While this type of arrangement allows a Portfolio greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges upon which they are traded.

         OPTIONS AND FUTURES CONTRACTS RELATING TO FOREIGN CURRENCIES

         Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put option obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures contracts are similar to options and futures contracts relating to securities or securities indices, as discussed above. A Portfolio may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Portfolio's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match exactly the amount of currency options and futures held by the Portfolio to the value of its investments over time.

         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

         The Portfolios will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option position is outstanding, unless they are replaced with other appropriate liquid assets. As a result, there is a possibility that segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

         SHORT SALES

         A Portfolio may enter into short sales with respect to securities it owns, or with respect to stocks underlying its convertible bond holdings (short sales "against the box"). For example, if the Portfolio's Advisor anticipates a decline in the price of the stock underlying a convertible security it holds, the Portfolio may sell the stock short. If the stock price substantially declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security.

         When a Portfolio enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. A Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.


                             SPECIAL CONSIDERATIONS

         The following information as to certain Pennsylvania risk factors has been provided in view of the policy of the Pennsylvania Tax-Free Money Market Portfolio of concentrating in Pennsylvania municipal securities. This information constitutes only a brief summary, does not purport to be a complete description of risk factors and is principally drawn from official statements relating to securities offerings of the Commonwealth of Pennsylvania that were available as of the date of this Statement of Additional Information.


PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

         GENERAL

         Pennsylvania has historically been dependent on heavy industry, although declines over the past thirty years in the coal, steel and railroad industries have led to diversification of the Commonwealth's economy. Recent sources of economic growth in Pennsylvania are in the service sector, including trade, medical and health services, education and financial institutions. Agriculture continues to be an important component of the Commonwealth's economic structure, with nearly one-third of the Commonwealth's total land area devoted to cropland, pasture and farm woodlands.

         In 1999,  the  population  of  Pennsylvania  was 11.9  million  people.
According to the U.S. Department of Commerce, Bureau of the Census, Pennsylvania's population experienced a slight increase from the 1990 estimate of 11.89 million. Pennsylvania has a high proportion of persons

65 years of age or older. The Commonwealth is highly urbanized, with 79% of the 1990 census population residing in metropolitan statistical areas.

         Pennsylvania's average annual unemployment rate remained below the national average between 1986 and 1990. Slower economic growth caused the rate to rise to 7.0% in 1991 and 7.6% in 1992. The resumption of faster economic growth resulted in a decrease in the Commonwealth's unemployment rate to 4.3% in 1999. From 1994 through 1998, Pennsylvania's annual average unemployment rate was below the overall rate in the Mid-Atlantic region, but slightly higher than in the United States as a whole. Seasonally adjusted data for June 2000, the most recent month for which data is available, shows an unemployment rate of 4.1%, which is slightly higher than the rate for the United States.

         FINANCIAL ACCOUNTING

         Pennsylvania utilizes the fund method of accounting and over 150 funds have been established for the purpose of recording receipts and disbursements, of which the General Fund is the largest. Most operating and administrative expenses are payable from the General Fund. The Motor License Fund is a special revenue fund that receives tax and fee revenues relating to motor fuels and vehicles (except one-half cent per gallon of the liquid fuels tax which is deposited in the Liquid Fuels Tax Fund for distribution to local municipalities) and all such revenues are required to be used for highway purposes. Other special revenue funds have been established to receive specified revenues appropriated to specific departments, boards, and/or commissions. These funds include the Game, Fish, Boat, Banking Department, Milk Marketing, State Farm Products Show, State Racing and State Lottery Funds. The General Fund, all special revenue funds, the Debt Service Funds and the Capital Project Funds combine to form the Governmental Fund Types.

         Enterprise funds are maintained for departments or programs operated like private enterprises. The largest of the Enterprise funds is the State Stores Fund, which is used for the receipts and disbursements of the Commonwealth's liquor store system. Sale and distribution of all liquor within Pennsylvania is a government enterprise.

         Financial information for the funds is maintained on a budgetary basis of accounting ("Budgetary"). Since 1984, the Commonwealth has also prepared financial statements in accordance with generally accepted accounting principles ("GAAP"). The GAAP statements have been audited jointly by the Auditor General of the Commonwealth and an independent public accounting firm. The Budgetary information is adjusted at fiscal year end to reflect appropriate accruals for financial reporting in conformity with GAAP. The Commonwealth maintains a June 30th fiscal year end.

         The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the actual and estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the General Fund and for certain special revenue funds which represent the majority of expenditures of the Commonwealth.

         REVENUES AND EXPENDITURES

         Pennsylvania's Governmental Fund Types receive over 57% of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts of these funds. Revenues not required to be deposited in another fund are deposited in the General Fund. The major tax sources for the General Fund are the 6% sales and use tax (34.4% of General Fund revenues in fiscal 1999), the 2.8% personal income tax (34.8% of General Fund revenues in fiscal 1999) and the 9.99% corporate net income tax (9.0% of General Fund revenues in fiscal 1999). Tax and fee proceeds relating to motor fuels and vehicles are constitutionally dedicated to highway purposes and are deposited into the Motor License Fund. The major sources of revenue for the Motor License Fund include the liquid fuels tax, the oil company franchise tax, aviation taxes and revenues from fees levied on heavy trucks. These revenues are restricted to the repair and construction of highway bridges and aviation programs. Lottery ticket sales revenues are deposited in the State Lottery Fund and are reserved by statute for programs to benefit senior citizens.

         Pennsylvania's major expenditures include funding for education ($7.83 billion of fiscal 1999 expenditures and the projected $8.05 billion of the fiscal 2000 budget) and public health and human services ($14.9 billion of fiscal 1999 expenditures and the projected $15.3 billion of the fiscal 2000 budget).

         GOVERNMENTAL FUND TYPES: FINANCIAL CONDITION/RESULTS OF OPERATIONS (GAAP BASIS)

         Assets in the Commonwealth's governmental fund types rose during fiscal 1999 by 21.0 percent to $9,238.6 million. Liabilities for the governmental fund types during fiscal 1999 increased by 6.3 percent to $4068.8 million. A larger gain in assets than in liabilities during fiscal 1999 for governmental fund types produced a 5.9 percent increase in equity and other credits at June 30, 1999. Equity and other credits at the end of fiscal 1999 totaled $5,151.8 million, up from $3,791.8 million at the end of fiscal 1998. The five-year period ending with fiscal 1999 was a time of economic growth with modest growth rates at the beginning of the period and faster increased during the most recent years. Throughout the period inflation has remained relatively low, helping to restrain expenditure growth. Favorable economic conditions have helped total revenues and other sources rise at an annual average 5.8 percent rate during the five-year period. The growth rate for taxes of 4.3 percent almost matched the total revenue rate. License and fee revenues expanded at a 7.1 percent rate, largely because of various motor vehicle fees effective for fiscal 1999. Other revenues, mostly charges for sales and services and investment income, increased an average 20.3 percent during the period. Expenditure and other uses during the fiscal 1995 through fiscal 1999 period rose at a 4.8 percent average rate, led by a 9.6 percent average increase for protection of person and property costs. Though still high, the growth rate for this program is declining as the increased costs to acquire, staff and operate expanded prison facilities becomes part of the expenditure base. Public health and welfare programs, the largest single category of expenditures, have experienced a 5.8 percent average growth rate for expenditure, slightly above the average for total expenditures. A departmental restructuring in fiscal 1996 resulted in a re-categorization of expenditures from conservation of natural resources to other categories and is responsible for the decline of expenditures in that category beginning in fiscal 1996.

         GENERAL FUND: FINANCIAL CONDITIONS/RESULTS OF OPERATIONS

         FIVE-YEAR OVERVIEW (GAAP BASIS)

         For the five-year period from fiscal 1995 through fiscal 1999, total revenues and other sources rose at a 6.0% average annual rate while total expenditures and other uses grew by 5.0% annually. Tax revenues from this same period increased by an average of 4.2% per year. The largest rate of growth for any single revenue source during this period came from other revenues, which increased by 24.4% per year.

         Expenditures and other uses rose at a slightly higher percentage than revenues during the period from fiscal 1995 through fiscal 1999, at a rate of 5.0% per year. Program costs for economic development and assistance increased at an average rate of 12.1% per year. Protection of persons and property costs increased at an average annual rate of 10.3% during this period, the second-highest rate of percentage increase among Commonwealth programs. The amount and growth of these costs has been restrained by efforts to control costs for various social programs and by generally favorable economic conditions throughout the Commonwealth.

         The fund balance at June 30, 1999 totaled $2,863.9 million, an increase of $905 million over the $958.9 million balance at June 30, 1998.

         FISCAL 1998 BUDGET (GAAP BASIS)

         GAAP Basis: For fiscal 1998, general fund (including the tax stabilization reserve fund) assets increased $705.1 million and liabilities rose by $111.1 million during the fiscal year. These changes contributed to a $310.3 million rise in the undesignated-unreserved balance for June 30, 1998 to $497.6 million, the highest level achieved since audited GAAP reporting was instituted in 1984 for the Commonwealth. Fiscal 1998 total revenues and other sources rose
4.3 percent led by an 11.1 percent increase in other revenues, largely charges for sales and services and investment income. Tax revenues rose 4.2 percent.

         Expenditures and other uses during fiscal 1998 rose by 4.5 percent. Program areas with the largest percentage increase for the fiscal year were economic development and assistance (21.3 percent), transportation (19.3 percent) and general government (14.3 percent). A drop in general government expenditures for fiscal 1997 exaggerates the increase for fiscal 1998.

         FISCAL 1999 BUDGET (BUDGETARY BASIS)

         For fiscal 1999, assets increased $1,024 million, 20.6 percent over the prior fiscal year. An increase of $1,118 million of temporary investments represented the largest asset increase for the period. Liabilities rose $119.5 million representing a 4 percent increase over the prior period. The increase of assets over liabilities for fiscal 1999 caused the fund balance as of June 30, 1999 to increase by $904.5 million over the fund balance as of June 30, 1998. The total fund balance as of June 30, 1999 was $2,863.4 million, the largest fund balance achieved since audited GAAP reporting was instituted in 1994 for the Commonwealth.

         The increase to fund balance resulted from a $2,057.4 million increase in revenues and other sources offset by $1,766.8 million of higher expenditures, other uses and equity transfers. Tax revenues increased 4.2 percent for the fiscal year while other revenues, largely investment income and charges for sales and services, increased by 24.4 percent. Public health and welfare program expenses accounted for the largest expenditures increase for the fiscal year, $943.3 million representing a 5.9 percent increase. The largest percentage increases in expenditures for the fiscal year were in capital outlay (19.8 percent), economic development and assistance programs (12.1 percent), and protection of persons and property programs (10.3 percent).

         FISCAL 2000 BUDGET (BUDGETARY BASIS)

         The General Fund budget for the 1999-2000 fiscal year was approved by the General Assembly in May 1999. The adopted budget includes estimated spending of $19,061.5 million and estimated revenues (net of estimated tax refunds and enacted tax changes) of $18,699.9 million. Funds to cover the difference between estimated revenues and projected spending will be obtained from a draw down of the projected fiscal 1999 year-end balance.

         The estimate of Commonwealth revenues for fiscal 1999 is based on an economic forecast for real gross domestic product to grow at a 1.4 percent rate from the second quarter of 1999 to the second quarter of 2000. Growth of real gross domestic product is expected to be restrained by a slowing of the rate of consumer spending to a level consistent with personal income gains and by smaller gains in business investment in response to falling capacity utilization and profits. Slowing economic growth is expected to cause the unemployment rate to rise through the fiscal year but inflation is expected to remain quite moderate. Trends for the Pennsylvania economy are expected to maintain their close association with national economic trends. Personal income growth is anticipated to remain slightly below that of the U.S. while the Pennsylvania unemployment rate is anticipated to be very close to the national rate.

         COMMONWEALTH DEBT

         Current constitutional provisions permit Pennsylvania to issue the following types of debt: (i) debt to suppress insurrection or rehabilitate areas affected by disaster, (ii) electorate approved debt, (iii) debt for capital projects subject to an aggregate debt limit of 1.75 times the annual average tax revenues of the preceding five fiscal years, and (iv) tax anticipation notes payable in the fiscal year of issuance. All debt except tax anticipation notes must be amortized in substantial and regular amounts.

         General obligation debt totaled $4,924.5 million at June 30, 1999, a decrease of $197.0 million from June 30, 1998. Over the 10-year period ended June 30, 1999, total outstanding general obligation debt increased at an annual rate of 0.5%. For the most recent five years, total outstanding general obligation debt decreased at an annual rate of 0.6%. All outstanding general obligation bonds of the Commonwealth are rated AA by S & P's, Aa3 by Moody's and AA by Fitch. The ratings reflect only the views of the rating agencies.

         Pennsylvania engages in short-term borrowing to fund expenses within a fiscal year through the sale of tax anticipation notes which must mature within the fiscal year of issuance. The principal amount issued, when added to that already outstanding, may not exceed in aggregate 20% of the revenues estimated to accrue to the appropriate fund in the fiscal year. The Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be fielded within the succeeding fiscal year's budget. Currently, the Commonwealth has no tax anticipation notes outstanding. The fiscal 2000 budget includes the issuance of $560 million of tax anticipation notes. The Commonwealth has no plans to issue tax anticipation notes for fiscal 2000.

         Pending the issuance of bonds, Pennsylvania may issue bond anticipation notes subject to the applicable statutory and constitutional limitations generally imposed on bonds. The term of such borrowings may not exceed three years. Currently, $60 million of bond anticipation notes are authorized to be issued in the form of commercial paper notes. As of January 10, 2000, $47.6 million was issued and outstanding.

         STATE-RELATED OBLIGATIONS

         Certain state-created agencies have statutory authorization to incur debt for which no legislation providing for state appropriations to pay debt service thereon is required. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and the debt of such agencies is not an obligation of Pennsylvania although some of the agencies are indirectly dependent on Commonwealth appropriations. In addition, Pennsylvania may choose to take action to financially assist these organizations. The following agencies had debt currently outstanding as of June 30, 1999: Delaware River Joint Toll Bridge Commission ($51.4 million), Delaware River Port Authority ($623.2 million), Pennsylvania Economic Development Financing Authority ($1,239.7 million), Pennsylvania Energy Development Authority ($42.1 million), Pennsylvania Higher Education Assistance Agency ($1,783.8 million), Pennsylvania Higher Educational Facilities Authority ($3,522.5 million), Pennsylvania Industrial Development Authority ($373.8 million), Pennsylvania Infrastructure Investment Authority ($186.9 million), Pennsylvania Turnpike Commission ($1,573.1 million), Philadelphia Regional Port Authority ($57.9 million), and the State Public School Building Authority ($347.5 million). In addition, the Governor is statutorily required to place in the budget of the Commonwealth an amount sufficient to make up any deficiency in the capital reserve fund created for, or to avoid default on, bonds issued by the Pennsylvania Housing Finance Agency ($2,749.3 million of revenue bonds outstanding as of June 30, 1999), and an amount of funds sufficient to alleviate any deficiency that may arise in the debt service reserve fund for bonds issued by The Hospitals and Higher Education Facilities Authority of Philadelphia ($1.0 million of the loan principal was outstanding as of June 30, 1999). The budget as finally adopted by the legislation may or may not include the amounts requested by the Governor.

         LITIGATION

         Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations, including suits relating to the following matters: (a) approximately 3,500 suits are pending against the Commonwealth pursuant to the General Assembly's 1978 approval of a limited waiver of sovereign immunity which permits recovery of damages for any loss up to $250,000 per person and $1,000,000 per accident ($20.0 million has been appropriated from the Motor License Fund in fiscal 1998); (b) in 1987, the Supreme Court of Pennsylvania held that the statutory scheme for county funding of the judicial system was in conflict with the Pennsylvania Constitution but stayed judgment pending enactment by the legislature of funding consistent with the opinion (In response to an action in mandamus seeking to compel the Commonwealth to comply with the 1987 decision, on July 26, 1996, the Supreme Court appointed retired Justice Montemuro as special master to devise a plan and submit it for implementation by January 1, 1998. On January 28, 1997, the Supreme Court announced the establishment of a tripartite committee, including representatives of the Commonwealth Executive and Legislative Departments and Justice Montemuro, to develop an implementation plan. On July 26, 1997, Justice Montemuro filed an interim report wherein he recommended a transition to state funding of a unified judicial system in four phases, during each of which specified court employees would transfer into the Commonwealth payroll system. Justice Montemuro recommended implementation of the system effective July 1, 1998, with completion of the first phase early in the next century. Objections to the report were due by September 1, 1997. Although the General Assembly is yet to enact legislation implementing the Supreme Court's decision, the Governor has proposed an appropriation of $15.6 million to implement Phase I of Justice Montemuro's report as part of his proposed fiscal 1999 budget.); (c) on November 3, 1995, the Commonwealth and the Governor, along with the Mayor and City of Philadelphia, were joined as additional respondents in an enforcement action commenced in Commonwealth Court in 1973 against the School District of Philadelphia, to remedy unintentional conditions of segregation in the Philadelphia public schools. The Governor and Commonwealth were joined in the remedial phase of the proceeding to determine their liability, if any, to pay additional costs necessary to remedy the unlawful conditions of segregation found to exist in Philadelphia public schools. On February 28, 1996, the School District of Philadelphia and certain public interest intervenors each filed third-party actions against the Commonwealth to require the Commonwealth to supply the funding necessary to fully comply with the remedial orders of the Commonwealth Court. Following denial of the Commonwealth's preliminary objections seeking dismissal of the claims against it, the Commonwealth asserted numerous defenses and filed a cross-claim against the City of Philadelphia claiming that sole liability rests with the City or, in the alternative, that the Commonwealth has a right of indemnity or contribution against the City if liability exists (Trial commenced on May 30, 1996 in the Commonwealth Court, but the Supreme Court of Pennsylvania assumed extraordinary plenary jurisdiction on July 3, 1996 for a resolution of the case before Judge Smith. On August 20, 1996, Judge Smith issued an opinion and order and entered judgment in favor of the School District and the intervenors against the Commonwealth and Governor; entered judgment in favor of the City and Mayor on the intervenors' claim and on the Commonwealth's and Governor's cross-claim; and required the Commonwealth and Governor to submit a plan to the Court within 30 days to effect a transfer of funds to enable the School District to comply with the remedial order. The Governor and Commonwealth moved to vacate Judge Smith's order, and on September 10, 1996, the Supreme Court granted the motion to vacate, retaining further jurisdiction in the case. On January 28, 1997, the Supreme Court issued an order directing the parties to brief, among other issues, whether the lower court erred in its opinion joining the Commonwealth and Governor and City and Mayor as additional respondents. Oral argument was heard in the case on February 3, 1998, and the Supreme Court took the matter under advisement.); (d) on December 29, 1993, a former judge of the Allegheny Court of Common Pleas filed a complaint for declaratory judgment in the Commonwealth Court against the State Employees' Retirement Board, alleging that its use of gender distinct actuarial factors for benefits based on service prior to August 1, 1983 violated the equal protection and equal rights provisions of the Pennsylvania Constitution. Due to the constitutional nature of the claims, it is possible that a decision adverse to the State Employees' Retirement Board would also be applicable to other Commonwealth retirement systems which paid lower benefits to some participants on the basis of their gender or the gender of their survivor annuitants (The Commonwealth Court granted the State Employees' Retirement Board's preliminary objections to the plaintiff's claims for all damages except for a recalculation of his pension benefits should he prevail. On February 13, 1997, the Commonwealth Court en banc denied the plaintiff's motion for judgment and the pleadings.); and (e) five residents of the City of Philadelphia, on their own behalf and that of their school-aged children, together with a number of public interest organizations, filed an action for declaratory judgment in the Commonwealth Court on February 24, 1997, against the Commonwealth, the General Assembly, the Governor and numerous other Legislative and Executive Branch officials. The plaintiffs claim that Pennsylvania's statutory education financing system violates the Pennsylvania Constitution as applied in Philadelphia, and that they were denied their constitutional right to a "thorough and efficient" system of public education in the financial and administrative circumstances faced by the School District of Philadelphia. The plaintiffs sought a declaration that the present funding system is unconstitutional and that the legislature must amend the present or enact new education legislation so as to assure that future funding for the School District of Philadelphia makes adequate provision for the special needs of its students (The respondents filed preliminary objections seeking dismissal of the action and the Commonwealth Court heard oral argument on the matter on September 10, 1997. The Commonwealth Court subsequently dismissed the case on the grounds that it presented non-justiciable issues. An appeal is presently expected.).
                                       36

         PHILADELPHIA

         The Pennsylvania Intergovernmental Cooperation Authority ("PICA") was created by Commonwealth legislation in 1991 to assist Philadelphia, the Commonwealth's largest city, in remedying its fiscal emergencies. PICA is designed to provide assistance through the issuance of funding debt and to make factual findings and recommendations to Philadelphia concerning its budgetary and fiscal affairs. The financial assistance has included the refunding of certain city general obligations bonds, funding of capital projects and the liquidation of the cumulative general fund balance deficit of Philadelphia as of June 30, 1992, of $224.9 million. At this time, Philadelphia is operating under a five-year fiscal plan approved by PICA on June 15, 1999.

         No further bonds are to be issued by PICA for the purpose of financing a capital project or deficit as the authority for such bond sales expired December 31, 1994. PICA's authority to issue debt for the purpose of financing a cash flow deficit expired on December 31, 1996. Its ability to refund existing outstanding debt is unrestricted. PICA has $1,014.1 million in special revenue bonds outstanding as of June 30, 1999. Neither the taxing power nor the credit of the Commonwealth is pledged to pay debt service on PICA's bonds.

                             PORTFOLIO TRANSACTIONS

         The Portfolios' Advisor seeks the most favorable price and execution with respect to portfolio transactions. In seeking the most favorable price and execution, the Advisor, having in mind a Portfolio's best interest, considers all factors it deems relevant, including, by way of illustration: price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction, taking into account market process and trends; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions.

         Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary by the price and the size of the transaction along with the quality of service. Transactions in foreign securities often involve the payment of fixed brokerage commissions, that are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the OTC markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         For each Portfolio, the Advisor places all orders for the purchase and sale of Portfolio securities and buys and sells securities for the Portfolio through a number of brokers and dealers.

         It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, a Portfolio's Advisor may receive research, statistical, and quotation services from broker-dealers with which it places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios. The fee paid by a Portfolio to the Advisor is not reduced because the Advisor and its affiliates receive such services.

         As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, the Advisor may cause a Portfolio to pay a broker-dealer that provides brokerage and research services to the Advisor a commission in excess of the commission charged by another broker-dealer for effecting a particular transaction. To cause a Portfolio to pay higher commissions, the Advisor must determine in good faith that such commissions are reasonable in relation to the value of the brokerage or research service provided by such executing broker-dealers viewed in terms of a particular transaction or the Advisor's overall responsibilities to the Portfolio or its other clients. In reaching this determination, the Advisor will not attempt to place a specific dollar value on the brokerage or research services provided or to determine what portion of the compensation should be related to those services.

         Certain investments may be appropriate for a Portfolio and for other clients advised by the Advisor. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but fewer than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of the Advisor on the same day. In each of these situations, the transactions will be allocated among the clients in a manner considered by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients in the interest of achieving the most favorable execution for the Portfolio.

         For the fiscal years ended April 30, 1998, April 30, 1999 and April 30, 2000, the Small-Cap Equity Portfolio paid brokerage commissions of $210,728, $249,580, and $480,274 respectively.

         The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during its most recent fiscal year. As of April 30, 2000, the Small-Cap Equity Portfolio held repurchase agreements issued by First Boston valued at $22,355,000.

                        VALUATION OF PORTFOLIO SECURITIES


PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

         As a money market fund, the Pennsylvania Tax-Free Money Market Portfolio, values its investments on the basis of amortized cost. This method involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the Portfolio would receive if it sold the instrument.

         Valuing a Portfolio's instruments on the basis of amortized cost and use of the term "money market portfolio" are permitted by Rule 2a-7 under the 1940 Act. The Pennsylvania Tax-Free Money Market Portfolio must adhere to certain conditions under Rule 2a-7.

         The Board of Trustees oversees the Advisor's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize the Pennsylvania Tax-Free Money Market Portfolio's net asset value per share ("NAV") at $1.00. At such intervals as they deem appropriate, the trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the trustees believe that a deviation from the Portfolio's amortized cost per share may result in material dilution or other unfair results to shareholders, the trustees will take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or other unfair result. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the trustees may deem appropriate.

         During periods of declining interest rates, the Portfolio's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the Portfolio would be able to obtain a somewhat higher yield than would result if the Portfolio utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.


OTHER PORTFOLIOS

         Valuations of portfolio securities furnished by the pricing service utilized by the Fund are based upon a computerized matrix system and/or appraisals by the pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and the Portfolio's respective pricing agent under general supervision of the Board of Trustees.

         Securities owned by the Portfolios (other than Pennsylvania Tax-Free Money Market Portfolio) are valued by various methods depending on the market or exchange on which they trade. Securities traded on a national securities exchange are valued at the last sale price, or if no sale has occurred, at the closing bid price. Securities traded in the over-the-counter market are valued at the last sale price, or if no sale has occurred, at the closing bid price. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined under procedures established by the Board of Trustees.

         Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. Government Securities, Money Market Instruments, and repurchase agreements, is substantially completed each day at the close of the NYSE. The values of any such securities held by a Portfolio are determined as of such time for the purpose of computing a Portfolio's NAV. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. The pricing agent gathers all exchange rates daily at 2:00 p.m., Eastern Time, and using the last quoted price of the security in the local currency, translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to affect materially the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued pursuant to the procedures established by the Board of Trustees.

                              PORTFOLIO PERFORMANCE

YIELD CALCULATIONS

         In computing the yield of shares of Pennsylvania Tax-Free Money Market Portfolio for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The Portfolio may also calculate a compounded effective yield for its shares by compounding the base period return over a one-year period. In addition to the current yield, the Portfolio may quote yields in advertising based on any historical seven-day period. Yields for the shares of the Portfolio is calculated on the same basis as other money market funds, as required by regulation.

         For shares of Portfolios other than the Pennsylvania Tax-Free Money Market Portfolio, yields used in advertising are computed by dividing the interest income for a given 30-day or one-month period, net of the Portfolio's expenses, by the average number of shares entitled to receive dividends during the period, dividing this figure by the Portfolio's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of the yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

         Income calculated for the purposes of determining yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Portfolio's yield may not equal its distribution rate, the income paid to your account, or income reported in the Portfolio's financial statements.

         For the Pennsylvania Tax-Free Money Market Portfolio, a tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment before taxes to equal the Portfolio's tax-free yield. Tax-equivalent yields are calculated by dividing a Portfolio's yield by the result of one minus a stated Federal or combined Federal, state and city tax rate. (If only a portion of a Portfolio's yield was tax-exempt, only that portion is included in the calculation.) If any portion of a Portfolio's income is derived from obligations subject to state or Federal income taxes, its tax-equivalent yield will generally be lower.

         See Appendix B for tables showing the effect of a shareholder's tax status on effective yield under the Federal income tax laws for 2000.



TOTAL RETURN

         The average annual total returns for the one-year period and five-year period ended October 31, 2000 and since inception are shown in the table below. The performance shown for Retail Class A includes applicable sales charges.

 NAME OF PORTFOLIO
     AND CLASS             ONE-YEAR   FIVE-YEAR   SINCE INCEPTION
------------------         --------   ---------   ---------------

SMALL-CAP EQUITY
PORTFOLIO
Retail Class A              31.85%       N/A     21.17%        (May 16, 1996)
Institutional Class         38.40%     28.35%    29.18%       (July 13, 1995)

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


CALCULATION OF NAV

         Each Portfolio is open for business and its NAV is calculated each day that the Federal Reserve Bank of New York ("FRB") and the New York Stock Exchange ("NYSE") are open for trading (a "Business Day").

         The  calculation  of  the  NAV,   dividends  and   distributions  of  a
Portfolio's Retail Class A, Retail Class B, Institutional Class and Institutional II Class shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Portfolio's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, prospectuses, statements of additional information and other materials for current shareholders, (iv) fees to independent trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs,
(viii)  interest,  taxes  and  brokerage  commissions,  and  (ix)  non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) distribution and/or other fees, (ii) transfer and shareholder servicing agent fees and expenses, (iii) registration fees, and (iv) shareholder meeting expenses to the extent that such expenses pertain to a specific class rather than to a Portfolio as a whole.

         The following holiday closings have been scheduled for 2001 and the Fund expects the schedule to be the same in the future: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The NYSE or FRB may also close on other days. When the NYSE or the FRB is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to merit such action, each Portfolio will determine its NAV at the close of business, the time of which will coincide with the closing of the NYSE. To the extent that securities held by a Portfolio are traded in other markets on days the NYSE or FRB is closed (when investors do not have access to the Portfolio to purchase or redeem shares), the Portfolio's NAV may be significantly affected.


CONVERSION OF RETAIL CLASS B SHARES

         Retail Class B shares will automatically convert into Retail Class A shares at the end of the month eight years after the purchase date. Retail Class B shares acquired by exchanging Retail Class B shares of another Portfolio will convert into Retail Class A shares based on the time of the initial purchase. Retail Class B shares acquired through reinvestment of distributions will convert into Retail Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Retail Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Retail Class B shares in accordance with such procedures as the Board of Trustees may determine from time to time. The conversion of Retail Class B shares to Retail Class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

REDEMPTION IN KIND

         Under normal circumstances, the Portfolio will redeem shares in cash as described in the prospectus. However, if the Board of Trustees determines that it would be in the best interests of the remaining shareholders to make payment of the redemption price in whole or in part by a distribution in kind of portfolio securities in lieu of cash, in conformity with applicable rules of the SEC, the Portfolio will make such distributions in kind. If shares are redeemed in kind, the redeeming shareholder will incur brokerage costs in later converting the assets into cash. The method of valuing portfolio securities is described under "Calculation of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio during any 90-day period for any one shareholder.

                                      TAXES

         The following is only a summary of certain additional Federal income tax considerations generally affecting the Portfolios and their shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the Federal, state or local tax treatment of the Portfolios or their shareholders, and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning.

         The following discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

         Each Portfolio calculates dividend and capital gain distributions separately, and is treated as a separate entity in all respects for tax purposes.


TAXATION OF THE PORTFOLIOS

         Each Portfolio intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code. In order to qualify as a RIC for any taxable year, a Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies and other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"). In addition, at the close of each quarter of the Portfolio's taxable year, (1) at least 50% of the value of its assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of any one such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of any one such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other RICs), or in two or more issuers that the Portfolio controls and that are engaged in the same or similar trades or businesses or related trades or businesses (the "Asset Diversification Test"). Generally, a Portfolio will not lose its status as a RIC if it fails to meet the Asset Diversification Test solely as a result of a fluctuation in value of Portfolio assets not attributable to a purchase.

         Under Subchapter M of the Code, a Portfolio is not subject to Federal income tax on the portion of its taxable net investment income and net capital gains that it distributes to shareholders, provided generally that it distributes at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital loss) for the year and at least 90% of the excess of its tax-exempt interest income over related expenses (the "Distribution Requirement") and complies with the other requirements of the Code described above. The Distribution Requirement for any year may be waived if a RIC establishes to the satisfaction of the Internal Revenue Service (the "IRS") that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for Federal excise tax (discussed below).

         If for any taxable year a Portfolio does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. However, in the case of corporate shareholders, such distributions generally will be eligible for the 70% dividends received deduction for "qualifying dividends."

         The Code imposes a nondeductible 4% excise tax on RICs that do not distribute in each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gains net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC will include in the amount distributed any amount taxed to the RIC as investment company taxable income or capital gains for any taxable year ending in such calendar year. Each Portfolio intends to make sufficient distributions of its ordinary income and capital gains net income prior to the end of each calendar year to avoid liability for excise tax. However, a Portfolio may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid excise tax liability.

TAXATION OF SHAREHOLDERS

         Distributions from each Portfolio's taxable net investment income and short-term capital gain are taxed as dividends. Distributions that are (i) designated by a Portfolio as capital gains dividends and (ii) made out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of a Portfolio will be taxed to shareholders as net capital gain, regardless of the length of time a shareholder has held shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. Net capital gain of a noncorporate taxpayer is generally taxed at a rate of 20%. Distributions that are not net capital gain dividends or exempt-interest dividends will generally be taxed at a maximum marginal rate of 39.6% in the case of non-corporate taxpayers. Corporate taxpayers are currently taxed at the same maximum marginal rates on both ordinary income and capital gains. A portion of the dividends may qualify for the dividends received deduction for corporations to the extent derived from dividend income received by the Portfolio. The Portfolios' distributions are taxable when they are paid, whether taken in cash or reinvested in additional shares, except that distributions declared in October, November or December and payable to shareholders of record in such month, if paid in January of the following year, will be taxed as though paid on December 31. The Portfolios will send non-corporate shareholders a tax statement by January 31 showing the tax status of the distributions received in the prior year. Shareholders also will be notified as to the portion of distributions from the Pennsylvania Tax-Free Money Market Portfolio that are exempt from Federal income taxes. It is suggested that shareholders keep all statements received to assist in personal record keeping.

         Shareholders may realize a capital gain or loss when they redeem (sell) or exchange shares of the Portfolios. For most types of accounts, the Portfolios will report the proceeds of a shareholder's redemptions to the shareholder and the IRS annually. However, because the tax treatment also depends on the purchase price and the shareholder's personal tax position, shareholders should keep their regular account statements for use in determining their tax. If a shareholder receives a long-term capital gain distribution on shares of the Portfolios, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Portfolios are taxable to shareholders as dividends, not as capital gains.

         Any gain or loss recognized on a sale or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. Any resultant net capital gain will be subject to the 20% rate.

         On the record date for a distribution or dividend, the applicable Portfolio's share value is reduced by the amount of the distribution. If a shareholder were to buy shares just before the record date ("buying a dividend"), he would pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

         Dividends (i) designated by this Portfolio as exempt-interest dividends and (ii) paid to shareholders out of tax-exempt interest income earned by the Portfolio (exempt-interest dividends) generally will not be subject to Federal income tax paid by the Portfolio's shareholders. However, persons who are "substantial users" or "related persons" of facilities financed by private activity bonds held by the Portfolio may be subject to tax on their pro-rata share of the interest income from such bonds and should consult their tax advisors before purchasing shares of the Portfolio. Realized market discount on tax-exempt obligations purchased after April 30, 1993 is treated as ordinary income and not as a capital gain. Dividends paid by a Portfolio out of its taxable net investment income (including realized net short-term capital gains, if any) are taxable to shareholders as ordinary income notwithstanding that such dividends are reinvested in additional shares of the Portfolio. The "exempt interest dividend" portion of a distribution is determined by the ratio of the net tax-exempt income realized by a Portfolio for the entire year to the aggregate amount of distributions for such year and, thus, is an annual average, rather than a day-to-day determination for each shareholder. Distributions of long-term capital gains, if any, are taxable as long-term capital gains to the shareholder receiving them regardless of the length of time he or she may have held his or her shares. Under current tax law (1) interest on certain private activity bonds is treated as an item of tax preference for purposes of the Federal Alternative Minimum Tax imposed on individuals and corporations, although for regular Federal income tax purposes such interest remains fully tax-exempt, and (2) interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for Federal Alternative Minimum Tax purposes. Because the Portfolio expects to purchase private activity bonds, a portion (not expected to exceed 20%) of the Portfolio's exempt-interest dividends may constitute an item of tax preference for those shareholders subject to the Federal Alternative Minimum Tax.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of a Portfolio generating exempt-interest dividends generally is not deductible for Federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of the Portfolio may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

         The exemption for Federal income tax purposes of dividends derived from interest on municipal securities does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Portfolio may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisors concerning the application of state and local taxes to investments in the Portfolio, which may differ from the Federal income tax consequences described above.

         Receipt of tax-exempt income may result in collateral tax consequences to certain taxpayers, including, without limitation, financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income, individual recipients of social security or railroad retirement benefits and individuals otherwise eligible for the earned income credit. For example, shareholders who receive social security benefits may be subject to Federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

         The Portfolio purchases municipal obligations based on opinions of bond counsel regarding the Federal income tax status of the obligations. These opinions generally will be based upon covenants by the issuers regarding continuing compliance with Federal tax requirements. If the issuer of an obligation fails to comply with its covenant at any time, interest on the obligation could become federally taxable retroactive to the date the obligation was issued.

         Corporate investors should note that the corporate Alternative Minimum Tax base is increased by 75% of the amount by which adjusted current earnings (which includes tax-exempt interest not already included as a specified item of tax preference) exceeds the alternative minimum taxable income of the corporation (computed without regard to such increase and net operating loss deductions).

         If a shareholder receives an exempt-interest dividend and sells shares at a loss after holding them for a period of six months or less, the loss will be disallowed to the extent of the amount of exempt-interest dividend.

         Shares of the Pennsylvania Tax-Free Money Market Portfolio would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and Individual Retirement Accounts, because such plans and accounts are generally tax-exempt. Therefore, such plans and accounts would not gain any additional benefit from the tax-exempt status of the Portfolio's dividends and, moreover, such dividends would be taxable when distributed to the beneficiary.


OTHER TAX INFORMATION

         In addition to Federal taxes, shareholders may be subject to state or local taxes on their investment, depending on state law.

         The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, or (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding.

                              TRUSTEES AND OFFICERS

         The trustees and officers of the Fund and their principal occupations during the past five years are set forth below. Each trustee who is an "interested person" of the Fund (as defined in the 1940 Act) is indicated by an asterisk (*). Unless otherwise indicated, the business address of each is One Freedom Valley Drive, Oaks, PA 19456.

         WILLIAM H. COWIE, JR., 1408 Ruxton Road,  Baltimore,  MD 21204. Date of
Birth: 1/24/31. Trustee since 1993. Prior to retirement, Mr. Cowie was Chief Financial Officer (1991-1995) of Pencor, Inc. (developers of environmental projects).

         DAVID D. DOWNES,  210 Allegheny Ave.,  Towson, MD 21204. Date of Birth:
7/16/35. Trustee since 1995. Mr. Downes is an attorney in private practice (since October 1996). Prior thereto he was a partner (1989-1995) and of counsel (1995-Sept. 1996) of Venable, Baetjer & Howard (law firm).

         SIR VICTOR GARLAND, 15 Wilton Place, Knightsbridge, London, SW1X 8RL. Date of Birth: 5/5/34. Trustee since August 2000. He has been a private investor since 1984. He is a director of a number of U.K. public companies. He is the former Australian Ambassador to the U.K. and a former director of Prudential Assurance Corporation in the U.K.

         CHARLOTTE R. KERR, American City Building, 10227 Wincopin Circle, Suite 108, Columbia, MD 21044. Date of Birth: 9/26/46. Trustee since 1993. Ms. Kerr is Practitioner and faculty member at the Traditional Acupuncture Institute.

         THOMAS SCHWEIZER, 8626 Tower Bridge Way, Lutherville, MD 21093. Date of
Birth: 8/21/22. Trustee since 1993. Prior to his retirement in 1987, Mr. Schweizer was self-employed. He currently is a board member of various charitable organizations and hospitals.

         RICHARD B. SEIDEL, 770 Hedges Lane, Wayne,  Pennsylvania 19087. Date of
Birth: 4/20/41. Trustee since 1998. Mr. Seidel is a Director and President (since 1994) of Girard Partners, Ltd. (a registered broker-dealer)

         *RICK A. GOLD. Date of Birth: 8/4/49. President since March 2000 and Trustee since June 2000. Mr. Gold is Executive Vice President of the Asset Management Group of Allfirst Financial Inc., the parent company to Allfirst Bank and AIA.

         JAMES F. VOLK. Date of Birth: 8/28/62. Controller, Treasurer and Chief Financial Officer since March 1997. Mr. Volk is Director of Investment Accounting Operations. He joined SEI Investments Mutual Fund Services in
February 1996 and is co-director of the International Fund Accounting Group. From December 1993 to January 1996, Mr. Volk was Assistant Chief Accountant of the SEC's Division of Investment Management.

         MICHELE L. DALTON. Date of Birth: 2/16/59. Vice President and Assistant Secretary since March 2000. Ms. Dalton is a Senior Vice President of Allfirst Financial Inc. since 1994.

         TODD CIPPERMAN. Date of Birth: 2/14/66. Vice President and Assistant Secretary since November 1995. Mr. Cipperman is Senior Vice President and General Counsel of SEI Investments since January 2000 and from 1995 to 1999, he served as Vice President and Assistant Secretary.

         LYDIA A. GAVALIS. Date of Birth: 6/5/64. Vice President and Assistant Secretary since 1998. Ms. Gavalis is Vice President and Assistant Secretary of SEI Investments Company since 1998. Prior to 1998, she was Assistant General Counsel and Director of Arbitration for the Philadelphia Stock Exchange.

         JAMES R. FOGGO. Date of Birth: 6/30/64. Vice President and Assistant Secretary since 1998. Mr. Foggo is Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. In 1998, Mr. Foggo was an Associate with Paul Weiss, Rifkind, Wharton & Garrison. From 1995 to 1998, Mr. Foggo was an Associate with Baker & McKenzie.

         TIMOTHY D. BARTO. Date of Birth: 3/28/68. Vice President and Assistant Secretary since March 2000. Mr. Barto is Vice President and Assistant Secretary of SEI Investments Company since November 1999. From 1997 to 1999, Mr. Barto was an Associate at Dechert Price & Rhoads. From 1994 to 1997, he was an Associate at Richter, Miller & Finn.

         CHRISTINE M. MCCULLOUGH. Date of Birth: 12/5/60. Vice President and Assistant Secretary since March 2000. Ms. McCullough is Vice President and Assistant Secretary of SEI Investments Company since November 1999. From 1991 to 1999, Ms. McCullough was an Associate at White & Williams.

         THOMAS R. RUS. Date of Birth: 10/11/59. Secretary since March 2000. Mr. Rus is Vice President and Trust Counsel of Allfirst Trust Company, N.A. and Allfirst Bank. He is also Compliance Officer of Allfirst Trust Company, N.A. and ARK Funds. He has been with Allfirst Trust Company, N.A. since 1995.

         The following table sets forth information describing the compensation of each current trustee of the Fund for his or her services as trustee for the fiscal year ended April 30, 2000.

                            TRUSTEE COMPENSATION TABLE

                                        PENSION OR
                                        RETIREMENT   ESTIMATED
                                         BENEFITS     ANNUAL          TOTAL
                                         ACCRUED    RETIREMENT    COMPENSATION
                             AGGREGATE     FROM        FROM            FROM
                           COMPENSATION  THE FUND    THE FUND        THE FUND
   NAME OF TRUSTEE         FROM THE FUND COMPLEX(1)  COMPLEX(1)     COMPLEX(1)
   ---------------         ------------- ----------  ----------    ------------

Cowie, Jr., William H.        $ 25,000      --           --         $ 25,000
Downes, David D.              $ 20,000      --           --         $ 20,000
Garland, Sir Victor           $ 0           --           --         $ 0
Gold, Rick A.                 $ 0           --           --         $ 0
Kerr, Charlotte R.(2)         $ 28,750      --           --         $ 28,750
Reynolds, III, George K.(3)   $ 5,000       --           --         $ 5,000
Schweizer, Thomas             $ 20,000      --           --         $ 20,000
Seidel, Richard B.            $ 20,000      --           --         $ 20,000
-------------------

(1) The Fund's Trustees did not receive any pension or retirement benefits from the Fund as compensation for the services as Trustees. The Fund adopted a retirement policy at its June 1999 Board Meeting for the fiscal year ended April 30, 2000. The policy calls for the retirement of Trustees when they reach the age of 75, although Trustees who were 75 at the time of the June 1999 meeting will be allowed to serve an additional two years. The Fund is the sole investment company in the fund complex.
(2) Ms. Kerr earned $8,750 in deferred compensation for Board service in previous years.
(3)  Mr. Reynolds  resigned from the Board of Trustees on June 24, 1999.
     Amounts shown represent compensation Mr.Reynolds received during fiscal year ended April 30, 2000.


                               INVESTMENT ADVISOR

         The investment advisor of the Fund is Allied Investment Advisors, Inc. ("AIA" or the "Advisor"). AIA provides the Portfolios with day-to-day management services and makes investment decisions on the Portfolios' behalf in accordance with each Portfolio's investment policies

         Institutional and Institutional II Class shares of the Fund are offered through Allfirst Trust Company, N.A. ("Allfirst Trust"), and Retail Class A and Retail Class B shares are offered through Allfirst Brokerage Corporation ("Allfirst Brokerage") and other registered broker dealers. Allfirst Trust also provides custodial and administrative services to the Fund. AIA, Allfirst Trust and Allfirst Brokerage are wholly-owned subsidiaries of Allfirst Bank, a Maryland-chartered Federal Reserve member bank based in Baltimore, Maryland. Allfirst Bank is a wholly-owned subsidiary of Allfirst Financial Inc., which is owned by Allied Irish Banks, p.l.c., an international financial services organization based in Dublin, Ireland. SEI Investments Distribution Co., the distributor of the Fund, is not affiliated with Allied Irish Banks, p.l.c. or its affiliates.

         Pursuant to an investment advisory agreement with the Fund, AIA furnishes, at its own expense, all services, facilities and personnel necessary to manage each Portfolio's investments and effect portfolio transactions on its behalf.

         The advisory contracts have been approved by the Board of Trustees and will continue in effect with respect to a Portfolio only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders of the Portfolio, and in either case by a majority of the trustees who are not parties to the advisory contract or interested persons of any such party, at a meeting called for the purpose of voting on the advisory contract. The advisory contracts are terminable with respect to a Portfolio without penalty on 60 days written notice when authorized either by vote of the shareholders of the Portfolio or by a vote of a majority of the trustees, or by AIA, on 60 days written notice, and will automatically terminate in the event of its assignment.

         The advisory contracts provide that, with respect to each Portfolio, neither AIA nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to a Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance by AIA of its duties or by reason of reckless disregard of its obligations and duties under the advisory contract. The advisory contracts provide that AIA may render services to others.

         For the fiscal years ended April 30, 1998, April 30, 1999 and April 30, 2000, the advisory fee payable to AIA with respect to the Small-Cap Equity Portfolio was $150,514 of which $238 was waived, $221,721 of which $2,772 was waived, and $499,955 of which $6,249 was waived, respectively. Prior to February 12, 1998, the fee set forth above was payable pursuant to an advisory agreement with AIA which provided a different fee schedule.

         As of the date of this Statement of Additional Information, the Pennsylvania Tax-Free Money Market Portfolio and Social Issues Portfolios have not commenced operations. Accordingly, these Portfolios paid no advisory fees for the fiscal year ended April 30, 2000.

         In addition to receiving its advisory, AIA may also act and be compensated as investment manager for clients with respect to assets, which are invested in a Portfolio. In some instances AIA may elect to credit against any investment management fee received from a client who is also a shareholder in a Portfolio an amount equal to all or a portion of the fee received by AIA or its affiliates, from a Portfolio with respect to the client's assets invested in the Portfolio.

         Each Portfolio has, under its advisory contract, confirmed its obligation to pay all expenses, including interest charges, taxes, brokerage fees and commissions; certain insurance premiums; fees, interest charges and expenses of the custodian, transfer agent and dividend disbursing agent; telecommunications expenses; auditing, legal and compliance expenses; organization costs and costs of maintaining existence; costs of preparing and printing the Portfolios' prospectuses, statements of additional information and shareholder reports and delivering them to existing and prospective shareholders; costs of maintaining books of original entry for portfolio accounting and other required books and accounts of calculating the NAV of shares of the Portfolios; costs of reproduction, stationery and supplies; compensation of trustees and officers of the Fund and costs of other personnel performing services for the Fund who are not officers of the Administrator or Distributor, or their respective affiliates; costs of shareholder meetings; SEC registration fees and related expenses; state securities laws registration fees and related expenses; fees payable under the advisory contracts and under the administration agreement, and all other fees and expenses paid by the Portfolios.

                          ADMINISTRATOR AND DISTRIBUTOR


ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Investments Mutual Funds Services serves as administrator (the "Administrator") to the Fund. The Administrator assists in supervising all operations of the Portfolios, except those performed by AIA under the advisory contracts, by the Distributor under the distribution agreement and by Allfirst Trust under the sub-administration and custodian agreements.

         Under its administration agreement with the Fund, the Administrator has agreed to maintain office facilities for the Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in all aspects of the Fund's operations other than those discussed above. Under the administration agreement, the Administrator also provides fund accounting and related accounting services. The Administrator may delegate its responsibilities under the administration agreement with the Fund's written approval.

         The Administrator, a Delaware business trust, has its principal business offices at 1 Freedom Valley Drive, Oaks, PA 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers.

         For the fiscal years ended April 30, 1998, April 30, 1999 and April 30, 2000, the administration fee payable to the Administrator with respect to the Small-Cap Equity Portfolio was $31,575, $36,029, $81,242 respectively.

         As of the date of this Statement of Additional Information, the Pennsylvania Tax-Free Money Market Portfolio and Social Issues Portfolios have not commenced operations. Accordingly, these the Portfolios paid no administration fees for the fiscal year ended April 30, 2000.


         The administration agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the agreement by the appointment of a subcontractor and the Administrator shall be responsible to the Fund for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Portfolio resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and Allfirst Trust, Allfirst Trust performs services which may include clerical, bookkeeping, accounting, stenographic, and administrative services, for which it receives a fee, paid by the Administrator, at the annual rate of up to 0.0275% of aggregate average net assets. For the fiscal years ended April 30, 1998, April 30, 1999 and April 30, 2000, the Administrator paid a sub-administration fee to Allfirst Trust of $429,472.47, $1,492,171, $1,580,669 respectively.

DISTRIBUTOR

         SEI  Investments  Distribution  Co.  (formerly SEI  Financial  Services
Company) serves as the distributor (the "Distributor") of the Fund. The Distributor offers shares continuously and has agreed to use its best efforts to solicit purchase orders.


DISTRIBUTION PLANS

         The Board of Trustees has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act (the "Rule") on behalf of the Retail Class A of Pennsylvania Tax-Free Money Market Portfolio and Retail Class A and Class B of Small-Cap Equity Portfolio. The Plans allow the Portfolios to pay the Distributor a distribution fee at the annual rate of up to 0.75% of the average net assets of such class, or such lesser amount as approved from time to time by the Board. These fees may be used to pay expenses associated with the promotion and administration of activities primarily intended to result in the sale of shares of the Portfolios, including, but not limited to: advertising the availability of services and products; designing material to send to customers and developing methods of making such materials accessible to customers; providing information about the product needs of customers; providing facilities to solicit sales and to answer questions from prospective and existing investors about the Portfolios; receiving and answering correspondence from prospective investors, including requests for sales literature, prospectuses and statements of additional information; displaying and making sales literature and prospectuses available; acting as liaison between shareholders and the Portfolios, including obtaining information from the Portfolios regarding the Portfolios and providing performance and other information about the Portfolios; and providing additional distribution-related services.

         The Plans have been approved by the Board of Trustees, including the majority of disinterested trustees, and where approved by the initial sole shareholder of the classes. As required by the Rule, the Board considered all pertinent factors relating to the implementation each of the Plans prior to its approval, and the trustees have determined that there is a reasonable likelihood that the Plans will benefit the classes and their respective shareholders. To the extent that the Plans provide greater flexibility in connection with the distribution of shares of the Portfolios, additional sales may result.

         The Board has approved distribution fees based on the following percentages of the average daily net assets of the Retail Class A: 0.25% for Pennsylvania Tax-Free Money Market

Portfolio and 0.30% for Small-Cap Equity Portfolio. For the fiscal year ended April 30, 2000, the Retail Class A of the Small-Cap Equity Portfolio paid $13,677 in distribution fees.

         The Board has approved distribution fees of 0.75% of the average daily net assets of the Retail Class B of Small-Cap Equity Portfolio. As of the date of this Statement of Additional Information, Retail Class B shares of the Small-Cap Equity Portfolio have not commenced operations. Accordingly, Retail Class B of the Portfolio paid no Retail Class B distribution fees for the fiscal year ended April 30, 2000.

         As of the date of this Statement of Additional Information, the Pennsylvania Tax-Free Money Market Portfolio and Social Issues Portfolios have not commenced operations. According, the Retail Class A of these Portfolios paid no distribution fees for the fiscal year ended April 30, 2000.

         All distribution fees received by the Distributor under the Plans are paid to qualified securities brokers or financial institutions or other investment professionals in respect of their share accounts. The Plans are compensation plans because the Distributor is paid a fixed fee and is given discretion concerning what expenses are payable under the Plans. The Distributor may spend more for marketing and distribution than it receives in fees. However, to the extent fees received exceed expenses, including indirect expenses such as overhead, the Distributor could be said to have received a profit. For example, if the Distributor pays $1 for distribution-related expenses and receives $2 under the Plan, the $1 difference could be said to be a profit for the Distributor. If, after payments by the Distributor for marketing and distribution, there are any remaining fees, which have been paid under the Plan, they may be used as the Distributor may elect. Since the amounts payable under the Plan are commingled with the Distributor's general funds, including the revenues it receives in the conduct of its business, it is possible that certain of the Distributor's overhead expenses will be paid out of distribution fees and that these expenses may include the costs of leases, depreciation, communications, salaries, training and supplies.


SHAREHOLDER SERVICES PLANS

         The Board of Trustees has adopted shareholder services plans on behalf of the Retail Class A, Retail Class B and Institutional Class of the Portfolios to compensate qualified recipients for individual shareholder services and account maintenance. These functions include, but are not limited to, answering shareholder questions and handling correspondence, assisting customers, and account record-keeping and maintenance. For these services the participating qualified recipients are paid a service fee at the annual rate of up to 0.25% of average net assets of Retail Class A and Retail Class B of each Portfolio or such lesser amount as may be approved by the Board and up to 0.15% of average net assets of the Institutional Class of each Portfolio or such lesser amounts as may be approved by the Board of Trustees.

         For the fiscal years ended April 30, 1998, April 30, 1999 and April 30, 2000, Institutional Class of the Small-Cap Equity Portfolio paid $4,891, $22,948, and $79,834, respectively, in shareholder servicing fees.

         As of the date of this Statement of Additional Information, the Pennsylvania Tax-Free Money Market Portfolio and Social Issues Portfolios have not commenced operations. Accordingly, these Portfolios paid no shareholder servicing fees for the fiscal year ended April 30, 2000.


                                 TRANSFER AGENT

         The Fund has a Transfer Agency and Services Agreement dated November 1, 1995, with SEI Investments Management Corporation. SEI Investments Management Corporation has subcontracted transfer agency services to State Street Bank and Trust Company ("State Street Bank"). State Street Bank maintains an account for each shareholder, provides tax reporting for each Portfolio, performs other transfer agency functions and acts as dividend disbursing agent for each Portfolio.


                                    CUSTODIAN

         Allfirst Trust, 25 South Charles Street, Baltimore, Maryland 21201, serves as custodian for the Portfolios. Under the custody agreement with the Fund, Allfirst Trust holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services provided to the Fund pursuant to the custody agreement, the Fund pays Allfirst Trust a monthly fee at the annual rate of 0.015% of the average net assets of the Portfolios. Allfirst Trust also charges the Fund transaction handling fees ranging from $5 to $75 per transaction and receives reimbursement for out-of-pocket expenses. Foreign securities purchased by the Portfolios are held by foreign banks participating in a network coordinated by Bankers Trust, which serves as sub-custodian for the Portfolios holding foreign securities. All expenses incurred through this network are paid by the Portfolios holding foreign securities.


                                 CODE OF ETHICS

         The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics applies to the personal investing activities of all trustees and officers of the Fund, as well as to designated officers, directors and employees of AIA and the Distributor. As described below, the Code of Ethics imposes significant restrictions of AIA's investment personnel, including the portfolio mangers and employees who execute or help execute a portfolio manager's decisions or who obtain contemporaneous information regarding the purchase or sale of a security by the Portfolios.

         The Code of Ethics requires that covered employees of AIA and trustees who are "interested persons," preclear personal securities investments (with certain exceptions, such as non-volitional purchases, purchases that are part of an automatic dividend reinvestment plan or purchases of securities that are not eligible for purchase by the Portfolios). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to investment personnel include a ban on acquiring any securities in an initial public offering, a prohibition from profiting on short-term trading in securities and preclearance of the acquisition of securities in private placements. Furthermore, the Code of Ethics provides for trading "blackout periods" that prohibit trading by investment personnel and certain other employees within periods of trading by the Portfolios in the same security. Officers, directors and employees of AIA and the Distributor may comply with codes instituted by those entities so long as they contain similar requirements and restrictions.


                             DESCRIPTION OF THE FUND


TRUST ORGANIZATION

         ARK Funds ("the Fund") is an open-end management investment company organized as a Massachusetts business trust by a Declaration of Trust dated that was amended and restated on March 19, 1993. Currently, the Fund is comprised of the following thirty Portfolios: U.S. Treasury Money Market Portfolio, U.S. Government Money Market Portfolio, Money Market Portfolio, Tax-Free Money Market Portfolio, Pennsylvania Tax-Free Money Market Portfolio, U.S. Treasury Cash Management Portfolio, U.S. Government Cash Management Portfolio, Prime Cash Management Portfolio, Tax-Free Cash Management Portfolio, Short-Term Treasury Portfolio, Short-Term Bond Portfolio, Maryland Tax-Free Portfolio, Pennsylvania Tax-Free Portfolio, Intermediate Fixed Income Portfolio, U.S. Government Bond Portfolio, Income Portfolio, Balanced Portfolio, Equity Income Portfolio, Value Equity Portfolio, Equity Index Portfolio, Blue Chip Equity Portfolio, Capital Growth Portfolio, Mid-Cap Equity Portfolio, Small-Cap Equity Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Social Issues Intermediate Fixed Income Portfolio, Social Issues Blue Chip Equity Portfolio, Social Issues Capital Growth Portfolio, and Social Issues Small-Cap Equity Portfolio. The Declaration of Trust permits the Board to create additional series and classes of shares.

         In the event that an affiliate of Allied Irish Banks, p.l.c. ceases to be the investment advisor to the Portfolios, the right of the Fund and Portfolio to use the identifying name "ARK" may be withdrawn.

         The assets of the Fund received for the issue or sale of shares of a Portfolio and all income, earnings, profits and proceeds thereof are allocated to the Portfolio and constitute the underlying assets thereof. The underlying assets of a Portfolio are segregated on the books of account and are charged with the liabilities with respect to the Portfolio and with a share of the general expenses of the Fund. General expenses of the Fund are allocated in proportion to the asset value of the respective Portfolios, except where allocations of direct expense can otherwise fairly be made. The officers of the Fund, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given Portfolio, or which are general or allocable to all of the Portfolios. In the event of the dissolution or liquidation of the Fund, shareholders of a Portfolio are entitled to receive as a class the underlying assets of the Portfolio available for distribution.


SHAREHOLDER AND TRUSTEE LIABILITY

         The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Fund shall not have any claim against shareholders, except for the payment of the purchase price of shares, and requires that each agreement, obligation or instrument entered into or executed by the Fund or the trustees shall include a provision limiting the obligations created thereby to the Fund and its assets. The Declaration of Trust provides for indemnification out of a Portfolio's property of any shareholders of the Portfolio held personally liable for the obligations of the Portfolio. The Declaration of Trust also provides that a Portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. In view of the above, the risk of personal liability to shareholders is remote.

         The Declaration of Trust further provides that the trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects a trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


SHARES

         Shares of a Portfolio of any class are fully paid and non-assessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders may, as set forth in the Declaration of Trust, call meetings for any purpose related to the Fund, a Portfolio or a class, respectively, including in the case of a meeting of the entire Fund, the purpose of voting on removal of one or more trustees. The Fund or any Portfolio may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the Fund or the Portfolio. If not so terminated, the Fund and the Portfolios will continue indefinitely.


SHARE OWNERSHIP

         As of January 17, 2001, the officers and trustees of the Fund owned less than 1% of the outstanding shares of any Portfolio and the following persons owned beneficially more than 5% of the outstanding shares of the Portfolios and classes indicated. Unless otherwise indicated the address as of January 17, 2001 for the 5% shareholders listed below is: c/o Allfirst Bank, 110 South Paca Street, Baltimore, Maryland 21201.


SMALL-CAP EQUITY PORTFOLIO

-------------------------------------------------------------------------------
INSTITUTIONAL CLASS - Allfirst Financial Pension Plan - Michael Driscoll, Vice
                      President, Allfirst Bank - Mail code 109-810 (19.78%)

                      IBEW Intl Off Rep & Assts Pen Plan - IBEW, Attn: Jeff Miller, 1125 15th Street, NW, Washington, DC 20005-2765 (17.12%)

                      IBEW Office Emp Pension Plan - IBEW, Attn: Jeff Miller, 1125 15th Street, NW, Washington, DC 20005-2765 (6.06%)

                      Health Alliance of Pennsylvania, AllHealth- Attn: Arliss Boyce, 4750 Lindle Road, P.O. Box 8800, Harrisburg, PA 17105-8800 (6.13%)

------------------------------------------ -------------------------------------

         A shareholder owning beneficially more than 25% of a particular Portfolio's shares may be considered to be a "controlling person" of that Portfolio. Accordingly, its vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Portfolio's other shareholders. Allfirst Trust or its affiliates, however, may receive voting instructions from certain underlying customer accounts and will vote the shares in accordance with those instructions. In the absence of such instructions, Allfirst Trust or its affiliates will vote those shares in the same proportion as it votes the shares for which it has received instructions from its customers and fiduciary accounts.


                              INDEPENDENT AUDITORS

         KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, is the ARK Funds' independent auditors, providing audit services and consultation in connection with the review of various SEC filings.

                              FINANCIAL STATEMENTS

          Financial statements and financial highlights for the Small-Cap Equity Portfolio for the fiscal year ended April 30, 2000 and for the six months ended October 31, 2000 are included in the Annual Report and the Semi-Annual Report, respectively. The ARK Funds' Annual Report and Semi-Annual Report are supplied with this Statement of Additional Information. Financial statements and financial highlights for the Small-Cap Equity Portfolio are incorporated herein by reference.

                                   APPENDIX A


DESCRIPTION OF SELECTED INDICES

Russell 2000 Index is an unmanaged index of Small-Capitalization stocks that includes reinvestment of dividends.

Russell 2000 Growth Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. companies with high growth rates and price-to-book ratios.


DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES

Moody's ratings for state and municipal and other short-term obligations are designated Moody's Investment Grade ("MIG," or "VMIG" for variable rate obligations). This distinction is in recognition of the difference between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

MIG-1/VMIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES

SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest.


DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long- term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated debt issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher categories.

The ratings from AA to BBB may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                  - Leading market positions in well-established industries.

                  - High rates of return on funds employed.

                  - Conservative   capitalization   structures   with   moderate
                    reliance on debt and ample asset protection.

                  - Broad  margins  in  earnings  coverage  of  fixed  financial charges and with high internal cash generation.

                  - Well established  access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


DESCRIPTION OF S&P'S COMMERCIAL PAPER RATINGS

A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only to a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher- rated categories.

BB - Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

                                   APPENDIX B

                                 2000 TAX RATES

         The following tables show the effect of a shareholder's tax status on effective yield under the Federal and applicable state and local income tax laws for 2000. The second table shows the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of hypothetical tax-exempt obligations yielding from 3% to 7%. Of course, no assurance can be given that a Portfolio will achieve any specific tax-exempt yield. While the Pennsylvania Tax-Free Money Market Portfolio invests principally in obligations whose interest is exempt from Federal income tax (Pennsylvania state income tax, as well) other income received by the Portfolio may be taxable.

         Use the first table to find your approximate effective tax bracket taking into account Federal and state taxes for 2000.



                                                                               COMBINED
                                                                             PENNSYLVANIA       COMBINED
                                                    FEDERAL                   AND FEDERAL     PENNSYLVANIA
                                                    INCOME     PENNSYLVANIA    EFFECTIVE       AND FEDERAL
    SINGLE      RETURN     JOINT       RETURN        TAX        MARGINAL          TAX         EFFECTIVE TAX
    TAXABLE     INCOME*    TAXABLE      INCOME*     BRACKET**      RATE          BRACKET***      BRACKET****

     26,251      63,550    43,851      105,950      28.00%       2.80%            33.34%          30.02%
     63,551     132,600   105,951      161,450      31.00%       2.80%            36.12%          32.93%
    132,601     288,350   161,451      288,350      36.00%       2.80%            40.74%          37.79%
    288,351               288,351                   39.60%       2.80%            44.08%          41.29%

* Net amount subject to Federal income tax after deductions and exemptions. Assumes ordinary income only.

** Excludes the impact of the phaseout of personal exemptions, limitations on itemized deductions, and other credits, exclusions, and adjustments which may increase a taxpayer's marginal tax rate. An increase in a shareholder's marginal tax rate would increase that shareholder's tax-equivalent yield.


*** Combined Pennsylvania and Federal effective tax brackets take into account the Pennsylvania state income tax rate of 2.8% and Philadelphia school district investment income tax rate of 4.6135%. Figures are tax-effected to reflect the Federal tax benefit for persons who itemized deductions. Having determined your effective tax bracket above, use the following table to determine the tax equivalent yield for a given tax-free yield.

**** Combined Pennsylvania and Federal effective tax brackets take into account the highest Pennsylvania state income tax rate of 2.8% but does not take into account any local income tax rate since only residents of the school district of Philadelphia are subject to a local income tax on the net income from the ownership, sale or other disposition of tangible and intangible personal property. Figures are tax-effected to reflect the Federal tax benefit for persons who itemized deductions.


If your combined effective Federal, Pennsylvania state and Philadelphia school district investment income tax rate in 2000 is:

           33.34%         36.12%          40.74%          44.08%

Your taxable investment would have to earn the following yield:

            3.00%          4.50%           4.70%           5.06%           5.36%
            4.00%          6.00%           6.26%           6.75%           7.15%
            5.00%          7.50%           7.83%           8.44%           8.94%
            6.00%          9.00%           9.39%          10.13%          10.73%
            7.00%         10.50%          10.96%          11.81%          12.52%

If your combined effective Federal and Pennsylvania state income tax rate in 2000 is:

           30.02%         32.93%          37.79%          41.29%

Your taxable investment would have to earn the following yield:

            3.00%          4.29%           4.47%           4.82%           5.11%
            4.00%          5.72%           5.96%           6.43%           6.81%
            5.00%          7.14%           7.46%           8.04%           8.52%
            6.00%          8.57%           8.95%           9.65%          10.22%
            7.00%         10.00%          10.44%          11.25%          11.92%

A Portfolio may invest a portion of its assets in obligations that are subject to Federal, state, or county income taxes. When the Portfolio invests in these obligations, its tax-equivalent yield will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% Federal and state tax free.

Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, each Portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of the respective investment companies that they have chosen to consider.

Investors should recognize that in periods of declining interest rates a Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. THE YIELDS OF THE RETAIL CLASS A, RETAIL CLASS B, INSTITUTIONAL CLASS OR INSTITUTIONAL II CLASS OF A PORTFOLIO ARE EACH CALCULATED SEPARATELY. THE YIELDS OF THE RETAIL CLASS A, RETAIL CLASS B AND INSTITUTIONAL CLASS OF A PORTFOLIO WILL BE LOWER THAN THOSE OF THE INSTITUTIONAL CLASS OF THE SAME PORTFOLIO, DUE TO HIGHER EXPENSES IN GENERAL.

                         Part C - Other Information Item

Item 23. Exhibits

         (a)      (1)    Declaration of Trust dated October 22, 1992 is
                  incorporated by reference to Exhibit 1 to the Registration Statement.

                  (2) Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 2.

                  (3) Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated by reference to Exhibit 1(c) to Pre-Effective Amendment No. 2.

                  (4) Amendment dated December 10, 1999 to the Amended and Restated Declaration of Trust dated March 19, 1993 (filed herewith).

         (b)      By-Laws of the Registrant are incorporated by reference to
                  Exhibit 1(d) to Pre-Effective Amendment No. 2.

         (c)      Not applicable.

         (d)      (1)    Investment Advisory Agreement dated February 12, 1998,
                  between the Registrant and Allied Investment Advisors, Inc. (filed herewith).

                  (2) Form of Investment Subadvisory Agreement dated June 30, 2000, between the Registrant, Allied Investment Advisors, Inc. and AIB Govett, Inc. (filed herewith).

         (e)      (1)    Distribution Agreement dated November 1, 1995, between
                  the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 6.

                  (2) Administration Agreement dated November 1, 1995, between the Registrant and SEI Investments Mutual Fund Services is incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 6.

         (f)      Not applicable.

         (g)      (1)    Custody Agreement dated April 1, 1997, between the
                  Registrant and Allfirst Trust Company, National Association, is incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 17.

                  (2) Subcustody Agreement dated November 9, 1995, between First National Bank of Maryland and Bankers Trust Company is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 6.

         (h)      (1)    Transfer Agency and Service Agreement dated November
                  1, 1995, between the Registrant and SEI Investments Mutual Fund Services is incorporated herein by reference to
                  Exhibit 9 to Post-Effective Amendment No. 6.

                  (2) Sub-Administration Agreement dated January 1, 1998, between SEI Investments Management Corporation and Allfirst Trust Company, National Association, is incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 17.

         (i)      Opinion and consent of legal counsel (filed herewith).

         (j)      Consent of KPMG LLP (filed herewith).

         (k)      Not applicable.

         (l)      Not applicable.

         (m)      (1)    Distribution and Shareholder Services Plan with
                  respect to Retail Class A Shares is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 21.

                  (2) Amended and Restated Distribution and Shareholder Services Plan with respect to Retail Class B Shares (filed herewith).

                  (3) Shareholder Services Plan for Institutional Class Shares is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 21.

         (n)      Amended and Restated Rule 18f-3 Plan (filed herewith).

         (o)      Reserved.

         (p)     (1)     Fund Code of Ethics is incorporated herein by
                  reference to Exhibit (p)(1) to Post-Effective Amendment No.25.

                 (2) SEI Investments Code of Ethics and Insider Trading Policy is incorporated herein by reference to Exhibit (p)
                 (2) to Post-Effective Amendment No. 25.

Item 24. Persons Controlled by or Under Common Control with Registrant

         None.

Item 25. Indemnification

         Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present trustee or officer. It states that the Registrant shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit or proceeding in which he is involved by virtue of his service as a trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

         Allied Investment Advisors, Inc. ("AIA") serves as investment adviser to all Portfolios of the Registrant. A description of the directors and officers of AIA and other required information is included in the Form ADV and schedules thereto of AIA, as amended, on file with the Securities and Exchange Commission (File No. 801-50883) and is incorporated herein by reference.

         AIB Govett, Inc. ("AIB Govett") serves as investment subadviser to the International Equity Portfolio and Emerging Markets Equity Portfolio. A description of the directors and officers of AIB Govett, and other required information, is included in AIB Govett's Form ADV and schedules thereto, as amended, which is on file at the SEC (File No. 801-54821). AIB Govett's Form ADV, as amended, is incorporated herein by reference.


Item 27. Principal Underwriters

         (a) SEI Investments Distribution Co. (the "Distributor") acts as distributor for the Registrant. The Distributor also acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Index Funds                                               July 10, 1985
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Pillar Funds                                              February 28, 1992
CUFUND                                                        May 1, 1992
STI Classic Funds                                             May 29, 1992
First American Funds, Inc.                                    November 1, 1992
First American Investment Funds, Inc.                         November 1, 1992
The Arbor Fund                                                January 28, 1993
The PBHG Funds, Inc.                                          July 16, 1993
The Achievement Funds Trust                                   December 27, 1994
Bishop Street Funds                                           January 27, 1995
STI Classic Variable Trust                                    August 18, 1995
Huntington Funds                                              January 11, 1996
SEI Asset Allocation Trust                                    April 1, 1996
TIP Funds                                                     April 28, 1996
SEI Institutional Investments Trust                           June 14, 1996
First American Strategy Funds, Inc.                           October 1, 1996
HighMark Funds                                                February 15, 1997

Armada Funds                                                  March 8, 1997
PBHG Insurance Series Fund, Inc.                              April 1, 1997
The Expedition Funds                                          June 9, 1997
Alpha Select Funds                                            January 1, 1998
Oak Associates Funds                                          February 27, 1998
The Nevis Fund, Inc.                                          June 29, 1998
The Parkstone Group of Funds                                  September 14, 1998
CNI Charter Funds                                             April 1, 1999
The Armada Advantage Funds                                    May 1, 1999
Amerindo Funds, Inc.                                          July 13, 1999
Huntington VA Funds                                           October 15, 1999
SEI Insurance Products Trust                                  March 29, 1999
Friends Ivory Funds                                           December 16, 1999
iShares Inc.                                                  January 28, 2000
iShares Trust                                                 April 25, 2000
Pitcarin Funds                                                August 1, 200
First Omaha Funds, Inc.                                       October 1, 2000
Johnson Family Funds, Inc.                                    November 1, 2000

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b)      Directors, officers and partners of SEI Investments Distribution Co. are as follows:

 NAME AND PRINCIPAL BUSINESS              POSITIONS AND OFFICES WITH        POSITIONS AND OFFICES WITH
         ADDRESS *                              UNDERWRITER                          REGISTRANT
         -------                                -----------                          ----------
Alfred P. West, Jr.                      Director, Chairman of the Board
                                         of Directors
Richard B. Lieb                          Director and Executive Vice President
Carmen V. Romeo                          Director
Mark J. Held                             President and Chief Operating Officer
Dennis J. McGonigle                      Executive Vice President
Robert M. Silvestri                      Chief Financial Officer and Treasurer
Leo J. Dolan, Jr.                        Senior Vice President
Carl A. Guarino                          Senior Vice President
Jack May                                 Senior Vice President
Hartland J. McKeown                      Senior Vice President
Kevin P. Robins                          Senior Vice President
Patrick K. Walsh                         Senior Vice President
Wayne M. Withrow                         Senior Vice President
Robert Crudup                            Vice President and Managing Director
Barbara Doyne                            Vice President
Vic Galef                                Vice President and Managing Director


John Kirk                                Vice President and Managing Director
Kim Kirk                                 Vice President and Managing Director
John Krzeminski                          Vice President and Managing Director
Carolyn McLaurin                         Vice President and Managing Director
Paul Lonergan                            Vice President and Managing Director
Steven Gardner                           Vice President and Managing Director
Scott Fanatico                           Vice President and Managing Director
Scott W. Dellorfano                      Vice President and Managing Director
John Andersen                            Vice President and Managing Director
Lori White                               Vice President and Assistant
                                         Secretary
Robert Aller                             Vice President
Todd Cipperman                           Senior Vice President and General      Vice President and Assistant
                                         Counsel                                Secretary
Richard A. Deak                          Vice President and Assistant
                                         Secretary
Jeff Drennen                             Vice President
Alan H. Lauder                           Vice President
Lydia A. Gavalis                         Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary
William E. Zitelli, Jr.                  Vice President and Assistant
                                         Secretary
Greg Gettinger                           Vice President
Kathy Heilig                             Vice President
Jeff Jacobs                              Vice President
Samuel King                              Vice President
Mark Nagle                               Vice President
Joanne Nelson                            Vice President
Ellen Marquis                            Vice President
Timothy D. Barto                         Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary
Christine M. McCullough                  Vice President and Assistant           Vice President and Assistant
                                         Secretary                              Secretary
Cynthia M. Parrish                       Vice President and Secretary
Robert Redican                           Vice President
Maria Rinehart                           Vice President
Steve Smith                              Vice President
Kathryn L. Stanton                       Vice President
Daniel Spaventa                          Vice President

----------------------
* 1 Freedom Valley Drive, Oaks, PA 19456

         (c)      Not applicable.

Item 28. Location of Accounts and Records

The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office located at One Freedom Valley Drive, Oaks, PA 19456. Certain records, including records relating to the Registrant's shareholders, may be maintained pursuant to Rule 31a-3 at the offices of the Registrant's investment adviser, Allied Investment Advisors, Inc., located at 100 E. Pratt Street, Baltimore, MD 21202; its sub-adviser, AIB Govett, Inc., located at 250 Montgomery Street, Suite 1200, San Francisco, CA 94104; and its transfer agent, SEI Investments Mutual Fund Services, located at One Freedom Valley Drive, Oaks, PA 19456. Certain records relating to the physical possession of the Registrant's securities may be maintained at the offices of the Registrant's custodian, Allfirst Trust Company, N.A., located at 25 S. Charles Street, Baltimore, MD 21201.

Item 29.          Management Services

         (a)      Not applicable.

Item 30.          Undertakings

         (a)      Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 31 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Baltimore, and State of Maryland, on the 2nd day of February, 2001.

                                                          ARK FUNDS

                                                          By:  /s/ Rick A. Gold

                                                            --------------------
                                                                   Rick A. Gold
                                                                   President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

 /s/ Rick A. Gold                        President (principal executive                             February 2, 2001
----------------------------
Rick A. Gold                             officer)

 /s/ James F. Volk                       Treasurer, Controller and Chief                            February 2, 2001
---------------------------------
James F. Volk                            Financial Officer

                 *                       Trustee
--------------------------------------
William H. Cowie

                                         Trustee
          *
--------------------------------------
David D. Downes

                                         Trustee
--------------------------------------
Victor Garland

                                         Trustee
         *
--------------------------------------
Charlotte R. Kerr

                                         Trustee
          *
--------------------------------------
Thomas Schweizer

                                         Trustee
          *
--------------------------------------
Richard B. Seidel



* By:    /s/ Alan C. Porter                                                   February 2, 2001
       ------------------------------------
         Alan C. Porter
         Attorney-in-Fact

An original power-of-attorney authorizing Alan C. Porter to execute amendments to this Registration Statement for each trustee of the Registrant on whose behalf this amendment to the Registration Statement is filed has been executed and filed with the Securities and Exchange Commission.

                                  EXHIBIT INDEX

(a)      (1)      Declaration of Trust      1/

         (2)      Amended and Restated Declaration of Trust   2/

         (3) Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust dated March 19, 1993 2/

         (4) Amendment dated December 10, 1999 to the Amended and Restated Declaration of Trust dated March 14, 1993 (filed herewith)

(b)      By-Laws  2/

(c)      Voting Trust Agreements- None

(d)      (1)      Investment Advisory Agreement between the Registrant and
                  Allied Investment Advisors, Inc. dated February 12, 1998
                  (filed herewith)

         (2) Investment Subadvisory Agreement between the Registrant, Allied Investment Advisors, Inc., and AIB Govett Inc. dated June 30, 2000 (filed herewith)

(e)      (1)      Distribution Agreement between the Registrant and SEI
                  Investments Distribution Co. dated November 1, 1995     3/

         (2)      Administration Agreement between the Registrant and SEI
                  Investments Mutual Fund Services dated November 1, 1995    3/

(f)      Bonus or Profit Sharing Contracts- Not applicable

(g)      (1)      Custody Agreement between the Registrant and Allfirst Trust
                  Company, National  Association dated April 1, 1997      4/

         (2)      Subcustody Agreement between First National Bank of Maryland
                  and Bankers Trust Company dated November 9, 1995     3/

(h)      (1)      Transfer Agency and Service Agreement between the Registrant and SEI Investments Mutual Fund Services dated November 1,
                  1995  3/

         (2) Sub-Administration Agreement between SEI Investments Management Corporation and Allfirst Trust Company, National
                  Association dated January 1, 1998    4/

(i)      Opinion and consent of legal counsel (filed herewith)

(j)      Consent of KPMG LLP (filed herewith)

(k)      Omitted Financial Statements- Not applicable

(l)      Initial Capital Agreements- Not applicable

(m)      (1)      Distribution and Shareholder Services Plan with respect to
                  Retail Class A Shares 5/

         (2) Amended and Restated Distribution and Shareholder Services Plan with respect to Retail Class B Shares (filed herewith)

         (3)      Shareholder Services Plan for Institutional Class Shares  5/

(n)      Amended and Restated Rule 18f-3 Plan (filed herewith)

(o)      Reserved.

(p)      (1)      Fund Code of Ethics   6/

         (2)      SEI Investments Code of Ethics and Insider Trading Policy   6/



-------------------------
1/ Incorporated by reference to the Registration Statement of the Trust on Form N-1A as filed with the SEC on October 23, 1992.

2/ Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on May 4, 1993.

3/ Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on December 12, 1995.

4/ Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on February 6, 1998.

5/ Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on June 29, 1999.

6/ Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement of the Trust on Form N-1A as filed with the SEC on April 13, 2000.